UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21323

Eaton Vance Limited Duration Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

March 31

Date of Fiscal Year End

March 31, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Limited Duration Income

Fund (EVV)

Annual Report

March 31, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Annual Report March 31, 2014

Eaton Vance

Limited Duration Income Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Report of Independent Registered Public Accounting Firm	57

Federal Tax Information	58

Annual Meeting of Shareholders	59

Dividend Reinvestment Plan	60

Management and Organization	62

Important Notices	64

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the fiscal year began on April 1, 2013, interest rates remained near historic lows. Highly accommodative monetary policies instituted by central banks around the world continued to put downward pressure on long-term bond yields, driving investors to look for other sources of income. One beneficiary was the municipal market, which continued to perform well into the first month of the period in response to strong investor demand.

In late May 2013, however, then-U.S. Federal Reserve (the Fed) Chairman Ben Bernanke surprised the markets by indicating that the Fed’s $85 billion in monthly asset purchases, known collectively as quantitative easing (QE), could be tapered sooner than most investors had expected. The negative effect on the bond market was swift and dramatic. Investors rushed to sell fixed-income assets in anticipation of rising rates, causing nearly every fixed-income asset class to decline in value.

The Fed subsequently tried to temper its comments and calm the markets, which moderated the outflows in most fixed-income asset classes. Bonds rallied in September 2013 after the Fed surprised the markets again by postponing the tapering of QE that many investors had thought was imminent. The announcement of a $10 billion tapering came at the Fed meeting on December 18, 2013. To the surprise of many, there was little market reaction to the announcement, as investors took comfort in the Fed’s pledge to keep the federal funds rate near zero “well past” the time the unemployment rate falls below 6.5%.

In contrast with the interest-rate volatility experienced during the 12-month period, economic factors affecting U.S. bond markets were generally positive throughout the period: unemployment declined, corporate profits remained strong and the housing market appeared to have finally turned the corner toward recovery. Against this backdrop, the Barclays U.S. Aggregate Bond Index2, a broad measure of the U.S. investment-grade bond market, returned -0.10% for the 12-month period. However, performance varied widely among various fixed-income sectors. In general, longer-maturity issues, being more sensitive to rising interest rates, performed worse than shorter-maturity issues. And amid a modest recovery and strong corporate profits that seemed to encourage investors to take on more risk, lower credit quality bonds generally outperformed higher-quality issues.

Fund Performance

For the 12-month period ended March 31, 2014, Eaton Vance Limited Duration Income Fund (the Fund) had total returns of 6.50% at net asset value (NAV) and -3.53% at market price. The leading driver of the Fund’s return during the period was its investment in high-yield bonds. Overall, the Fund received a benefit from its use of leverage6 during the 12-month period. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV and market price).

The Fund’s high-yield bond investments outperformed the broader market during the period, as measured by BofA Merrill Lynch U.S. High Yield Index (High Yield Index). Credit selection was the main driver, particularly within the health care, gaming and telecommunications sectors of the market. Detracting from performance was the Fund’s security selection in BBB-rated8 holdings and building materials, as well an underweight position in banks & thrifts and an overweight position in shorter-duration9, zero- to two-year paper.

The Fund’s investments in seasoned mortgage-backed securities (MBS) outperformed the Treasury market, as measured by the BofA Merrill Lynch 1-10 Year U.S. Treasury Index (Treasury Index). The Fund’s MBS investments benefited from a lower duration relative to the Treasury Index in a rising rate environment. As mortgage rates rose during the period, the Fund’s MBS investments also benefited from a slowdown in prepayment rates, as the securities provided additional income advantages over Treasurys.

The Fund’s floating-rate loan investments outperformed the loan market, as measured by the S&P/LSTA Leveraged Loan Index. Defaulted loans remained below 1% of Fund bank loan assets, lower than the market overall. Also, Fund bank loan performance was enhanced by market overweights in food and drug retailers, electronics and electrical, and financial intermediaries, slightly offset by a market underweight in utilities, a sector that outperformed the market.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Performance3

Portfolio Managers Scott H. Page, CFA, Payson F. Swaffield, CFA, Michael W. Weilheimer, CFA, Catherine McDermott, Andrew Szczurowski, CFA, and Eric A. Stein, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	05/30/2003	6.50%	16.16%	7.57%
Fund at Market Price	—	–3.53	17.02	6.59

% Premium/Discount to NAV[4]
				–8.13%

Distributions[5]
Total Distributions per share for the period				$1.220
Distribution Rate at NAV				7.35%
Distribution Rate at Market Price				8.00%

% Total Leverage[6]
Auction Preferred Shares (APS)				8.43%
Borrowings				29.90

Fund Profile

Asset Allocation (% of total investments)7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to eatonvance.com.

3

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. BofA Merrill Lynch U. S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. BofA Merrill Lynch 1-10 Year U. S. Treasury Index is an unmanaged index of Treasury securities with maturities ranging from 1 to 10 years. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]	Performance results reflect the effects of leverage.

[4]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital.

The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[6]

Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[7]	Asset allocation as a percentage of the Fund’s net assets amounted to 161.0%.

[8]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the rating agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

[9]

Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest-rate changes.

Fund profile subject to change due to active management.

4

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Portfolio of Investments

Senior Floating-Rate Interests — 60.0%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.7%
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing June 1, 2020	795	$795,442
Booz Allen Hamilton Inc.
Term Loan, 3.75%, Maturing July 31, 2019	1,383	1,388,771
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	328	333,898
Term Loan, 5.00%, Maturing November 2, 2018	724	736,540
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 28, 2017	379	381,981
IAP Worldwide Services, Inc.
Term Loan, 0.00%, Maturing December 31, 2015(2)	908	284,505
Term Loan - Second Lien, 0.00%, Maturing June 30, 2016(2)(3)	950	23,750
Sequa Corporation
Term Loan, 5.25%, Maturing June 19, 2017	1,812	1,776,844
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	5,123	5,128,608
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	2,896	2,901,435

		$13,751,774

Automotive — 2.3%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.86%, Maturing April 27, 2020	670	$672,651
Allison Transmission, Inc.
Term Loan, 3.16%, Maturing August 7, 2017	488	488,187
Term Loan, 3.75%, Maturing August 23, 2019	5,840	5,855,026
ASP HHI Acquisition Co., Inc.
Term Loan, 5.00%, Maturing October 5, 2018	4,336	4,370,145
Chrysler Group LLC
Term Loan, 3.50%, Maturing May 24, 2017	5,790	5,801,087
Term Loan, 3.25%, Maturing December 31, 2018	2,775	2,766,825
Cooper-Standard Automotive, Inc.
Term Loan, Maturing April 4, 2021(4)	850	853,187
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	1,325	1,334,937
Federal-Mogul Corporation
Term Loan, 2.10%, Maturing December 29, 2014	3,422	3,412,130
Term Loan, 2.10%, Maturing December 28, 2015	3,497	3,487,593
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	6,775	6,813,028

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)
INA Beteiligungsgesellschaft GmbH
Term Loan, 4.25%, Maturing January 27, 2017		975	$980,830
Metaldyne Company LLC
Term Loan, 4.25%, Maturing December 18, 2018		2,003	2,014,063
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		968	967,700
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017		995	1,002,942
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017		3,539	3,573,740

			$44,394,071

Beverage and Tobacco — 0.2%
Oak Leaf B.V.
Term Loan, 4.50%, Maturing September 24, 2018	EUR	2,950	$4,124,665

			$4,124,665

Brokers, Dealers and Investment Houses — 0.0%(5)
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019		599	$604,485

			$604,485

Building and Development — 0.6%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020		1,567	$1,566,636
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019		1,986	1,995,578
CPG International Inc.
Term Loan, 4.75%, Maturing September 30, 2020		771	774,017
Preferred Proppants, LLC
Term Loan, 0.00%, Maturing December 15, 2016(2)		714	566,837
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020		1,219	1,223,293
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		2,109	2,112,332
Realogy Corporation
Term Loan, 3.75%, Maturing March 5, 2020		1,616	1,626,363
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019		491	494,819
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		690	695,964

			$11,055,839

5	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services — 5.6%
Acosta, Inc.
Term Loan, 4.25%, Maturing March 2, 2018	6,680	$6,729,334
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017	4,355	4,379,443
Allied Security Holdings, LLC
Term Loan, 0.50%, Maturing February 12, 2021(6)	298	297,682
Term Loan, 4.25%, Maturing February 12, 2021	827	825,442
Altegrity, Inc.
Term Loan, 5.00%, Maturing February 21, 2015	1,527	1,508,572
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	1,433	1,439,561
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 22, 2021	575	579,312
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	866	868,793
BAR/BRI Review Courses, Inc.
Term Loan, 4.50%, Maturing July 17, 2019	675	676,907
Brickman Group Ltd. LLC
Term Loan, 4.00%, Maturing December 18, 2020	1,097	1,100,973
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	985	992,786
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	494	495,044
Ceridian Corp.
Term Loan, 4.40%, Maturing May 9, 2017	1,477	1,486,045
ClientLogic Corporation
Term Loan, 6.99%, Maturing January 30, 2017	1,171	1,183,782
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017	498	502,666
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	2,052	2,046,786
Education Management LLC
Term Loan, 4.25%, Maturing June 1, 2016	1,492	1,312,735
Term Loan, 8.25%, Maturing March 29, 2018	2,079	2,023,882
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019	4,700	4,739,716
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018	2,531	2,536,098
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018	1,919	1,878,496
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 10, 2020	1,025	1,040,375

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		147	$147,684
Term Loan, 4.00%, Maturing November 6, 2020		576	577,311
Term Loan, 4.98%, Maturing November 6, 2020	CAD	823	747,815
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.00%, Maturing February 7, 2020		602	602,779
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		2,666	2,679,003
IG Investment Holdings, LLC
Term Loan, 5.25%, Maturing October 31, 2019		1,537	1,552,032
IMS Health Incorporated
Term Loan, 3.75%, Maturing March 17, 2021		3,753	3,750,749
Term Loan, 4.00%, Maturing March 17, 2021	EUR	3,637	5,045,613
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		1,567	1,576,920
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing May 22, 2020		703	706,861
Term Loan - Second Lien, 8.25%, Maturing May 21, 2021		1,000	1,014,375
Jason Incorporated
Term Loan, 5.00%, Maturing February 28, 2019		631	632,261
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 7, 2021		3,464	3,459,965
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		5,179	5,229,595
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		2,396	2,488,089
Kronos Worldwide Inc.
Term Loan, 4.75%, Maturing February 18, 2020		400	403,875
MCS AMS Sub-Holdings LLC
Term Loan, 7.00%, Maturing October 15, 2019		1,750	1,706,250
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018		1,796	1,800,302
National CineMedia, LLC
Term Loan, 2.91%, Maturing November 26, 2019		575	572,904
Nord Anglia Education Limited
Term Loan, Maturing March 19, 2021(4)		1,125	1,130,625
Pacific Industrial Services US Finco LLC
Term Loan, 5.00%, Maturing October 2, 2018		1,592	1,616,875
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018		7,168	7,181,561
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		703	705,604

6	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
ServiceMaster Company
Term Loan, 4.25%, Maturing January 31, 2017		1,753	$1,757,194
Term Loan, 4.41%, Maturing January 31, 2017		3,132	3,142,758
SunGard Data Systems, Inc.
Term Loan, 3.91%, Maturing February 28, 2017		180	180,696
Term Loan, 4.00%, Maturing March 9, 2020		8,826	8,858,966
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		1,239	1,248,697
TransUnion, LLC
Term Loan, 4.25%, Maturing February 10, 2019		3,179	3,190,079
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		128	128,910
Term Loan, 6.00%, Maturing July 28, 2017		653	658,577
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019		396	398,475
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		6,183	6,156,640

			$109,694,470

Cable and Satellite Television — 2.2%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019		911	$910,637
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018		392	392,735
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		5,415	5,424,636
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		1,662	1,650,801
Term Loan, 3.00%, Maturing January 3, 2021		1,801	1,788,778
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		343	344,321
ION Media Networks, Inc.
Term Loan, 5.00%, Maturing December 18, 2020		2,045	2,070,436
MCC Iowa LLC
Term Loan, 1.88%, Maturing January 31, 2015		1,663	1,663,226
Term Loan, 3.25%, Maturing January 29, 2021		1,141	1,134,955
Mediacom Illinois, LLC
Term Loan, 1.63%, Maturing January 30, 2015		1,519	1,518,539
Term Loan, 4.50%, Maturing October 23, 2017		987	990,459
P7S1 Broadcasting Holding II B.V.
Term Loan, 3.04%, Maturing July 3, 2018	EUR	1,195	1,649,775
UPC Financing Partnership
Term Loan, 3.97%, Maturing March 31, 2021	EUR	6,493	9,054,675
Term Loan, 3.25%, Maturing June 30, 2021		2,054	2,053,059

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Virgin Media Investment Holdings Limited
Term Loan, 4.50%, Maturing June 5, 2020	GBP	1,800	$3,032,130
Term Loan, 3.50%, Maturing June 8, 2020		6,950	6,942,181
WaveDivision Holdings, LLC
Term Loan, 4.00%, Maturing October 15, 2019		346	346,342
YPSO France SAS
Term Loan, 3.99%, Maturing December 26, 2018	EUR	1,050	1,450,477

			$42,418,162

Chemicals and Plastics — 2.4%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		1,211	$1,218,794
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		628	632,374
Arysta LifeScience Corporation
Term Loan, 4.50%, Maturing May 29, 2020		3,647	3,665,673
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.00%, Maturing February 1, 2020		4,293	4,304,062
AZ Chem US Inc.
Term Loan, 5.25%, Maturing December 22, 2017		912	920,734
Chemtura Corporation
Term Loan, 3.50%, Maturing August 27, 2016		136	137,056
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		737	742,404
Huntsman International, LLC
Term Loan, 2.70%, Maturing April 19, 2017		2,101	2,107,348
Term Loan, Maturing October 15, 2020(4)		2,550	2,560,519
Ineos US Finance LLC
Term Loan, 3.75%, Maturing May 4, 2018		7,969	7,953,632
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 8, 2020		893	897,530
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		92	93,209
OXEA Finance LLC
Term Loan, 4.25%, Maturing January 15, 2020		2,294	2,305,721
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		1,000	1,025,938
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020		612	613,399
Term Loan, 5.51%, Maturing June 8, 2020	CAD	1,995	1,818,113
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		3,259	3,267,575

7	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Schoeller Arca Systems Holding B.V.
Term Loan, 4.79%, Maturing December 18, 2014	EUR	289	$350,419
Term Loan, 4.79%, Maturing December 18, 2014	EUR	824	999,107
Term Loan, 4.79%, Maturing December 18, 2014	EUR	887	1,075,137
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		523	528,182
Taminco Global Chemical Corporation
Term Loan, 3.25%, Maturing February 15, 2019		392	392,538
Tata Chemicals North America Inc.
Term Loan, 3.75%, Maturing August 7, 2020		1,414	1,422,268
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		2,481	2,499,688
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		3,908	3,902,101
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 7, 2020		332	333,142

			$45,766,663

Conglomerates — 0.4%
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		3,400	$3,416,906
Spectrum Brands Europe GmbH
Term Loan, 3.75%, Maturing September 4, 2019	EUR	1,322	1,837,892
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing September 4, 2019		2,438	2,445,358
Term Loan, 5.00%, Maturing December 17, 2019	CAD	894	807,912

			$8,508,068

Containers and Glass Products — 0.9%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 7, 2020		2,574	$2,566,417
Term Loan, 3.75%, Maturing January 6, 2021		6,257	6,249,949
BWAY Holding Company, Inc.
Term Loan, 4.50%, Maturing August 7, 2017		2,938	2,958,468
Pelican Products, Inc.
Term Loan, 7.25%, Maturing July 11, 2018		491	494,934
Reynolds Group Holdings Inc.
Term Loan, 4.00%, Maturing December 1, 2018		5,110	5,135,595
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		642	644,963

			$18,050,326

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cosmetics / Toiletries — 0.2%
Prestige Brands, Inc.
Term Loan, 3.75%, Maturing January 31, 2019		229	$230,065
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		1,496	1,500,926
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		2,624	2,507,628

			$4,238,619

Drugs — 1.4%
Akorn, Inc.
Term Loan, Maturing August 27, 2020(4)		900	$912,645
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		1,183	1,187,054
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017		665	675,308
Catalent Pharma Solutions Inc.
Term Loan, 3.65%, Maturing September 15, 2016		1,069	1,074,685
Term Loan, 4.22%, Maturing September 15, 2016	EUR	1,865	2,575,740
Term Loan, 4.25%, Maturing September 15, 2017		1,623	1,633,509
Endo Luxembourg Finance Company I S.a r.l.
Term Loan, 3.25%, Maturing February 28, 2021		525	524,235
Ikaria, Inc.
Term Loan, 5.00%, Maturing February 12, 2021		1,100	1,110,037
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019		2,204	2,209,861
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing February 13, 2019		1,864	1,873,619
Term Loan, 3.75%, Maturing December 11, 2019		3,965	3,984,448
Term Loan, 3.75%, Maturing August 5, 2020		5,365	5,419,591
VWR Funding, Inc.
Term Loan, 3.40%, Maturing April 3, 2017		3,869	3,884,640

			$27,065,372

Ecological Services and Equipment — 0.3%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		5,314	$5,313,626
Viking Consortium Borrower Limited
Term Loan - Second Lien, 6.60%, (3.10% Cash, 3.50% PIK), Maturing March 31, 2016(3)	GBP	551	294,010

			$5,607,636

8	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical — 5.3%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 11, 2019	1,386	$1,400,380
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020	771	774,740
Answers Corporation
Term Loan, 6.50%, Maturing December 20, 2018	1,062	1,056,255
Term Loan - Second Lien, 11.00%, Maturing June 19, 2020	950	933,375
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017	5,840	5,891,408
Term Loan - Second Lien, 11.00%, Maturing November 22, 2018	1,000	1,001,875
Blue Coat Systems, Inc.
Term Loan, 4.00%, Maturing May 31, 2019	498	499,780
Term Loan - Second Lien, 9.50%, Maturing June 26, 2020	3,975	4,129,031
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing April 29, 2016	535	536,009
CommScope, Inc.
Term Loan, 3.25%, Maturing January 26, 2018	1,542	1,551,408
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	2,407	2,405,809
Dealer Computer Services, Inc.
Term Loan, 2.15%, Maturing April 21, 2016	1,013	1,016,400
Dealertrack Technologies, Inc.
Term Loan, 3.50%, Maturing February 26, 2021	675	678,937
Dell Inc.
Term Loan, 3.75%, Maturing October 29, 2018	2,023	2,019,332
Term Loan, 4.50%, Maturing April 29, 2020	11,446	11,383,358
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018	2,687	2,699,043
Entegris, Inc.
Term Loan, Maturing February 4, 2021(4)	650	650,000
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 30, 2020	2,043	2,055,495
Eze Castle Software Inc.
Term Loan, 4.50%, Maturing April 6, 2020	746	751,037
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020	1,075	1,083,062
Freescale Semiconductor, Inc.
Term Loan, 4.25%, Maturing February 28, 2020	2,993	3,005,292
Go Daddy Operating Company, LLC
Term Loan, 4.00%, Maturing December 17, 2018	4,533	4,553,371
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021	521	527,006

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	8,886	$8,873,018
Magic Newco LLC
Term Loan, 5.00%, Maturing December 12, 2018	2,915	2,947,967
Micro Holding, L.P.
Term Loan, 6.25%, Maturing March 18, 2019	1,139	1,146,327
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020	1,333	1,332,465
NXP B.V.
Term Loan, 3.75%, Maturing January 11, 2020	2,587	2,582,149
Open Text Corporation
Term Loan, 3.25%, Maturing January 16, 2021	1,272	1,275,655
Renaissance Learning, Inc.
Term Loan, 6.25%, Maturing October 16, 2020	1,045	1,050,409
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	440	440,982
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	1,500	1,510,000
Rovi Solutions Corporation
Term Loan, 3.50%, Maturing March 29, 2019	703	703,095
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	4,214	4,207,752
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019	1,675	1,706,406
Sensata Technologies Finance Company, LLC
Term Loan, 3.25%, Maturing May 12, 2019	1,625	1,637,642
Serena Software, Inc.
Term Loan, 4.15%, Maturing March 10, 2016	3,206	3,204,098
Term Loan, 5.00%, Maturing March 10, 2016	350	349,490
Shield Finance Co. S.a.r.l.
Term Loan, 5.00%, Maturing January 27, 2021	925	931,937
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	545	554,684
SkillSoft Corporation
Term Loan, 5.00%, Maturing May 26, 2017	1,133	1,137,777
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	722	765,187
Sophia, L.P.
Term Loan, 4.00%, Maturing July 19, 2018	1,820	1,824,307
Southwire Company
Term Loan, 3.25%, Maturing February 11, 2021	500	499,956
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 3.25%, Maturing June 7, 2019	99	98,903
SS&C Technologies Inc.
Term Loan, 3.25%, Maturing June 7, 2019	954	956,409

9	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
SumTotal Systems LLC
Term Loan, 6.25%, Maturing November 16, 2018	1,330	$1,325,172
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	1,567	1,572,505
Sybil Software LLC
Term Loan, Maturing March 18, 2020(4)	2,250	2,246,249
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	1,997	2,007,209
Wall Street Systems, Inc.
Term Loan, 9.50%, Maturing October 25, 2019	1,778	1,790,831
Term Loan - Second Lien, 9.25%, Maturing October 26, 2020	500	506,250
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	1,863	1,886,320
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020	943	952,304

		$102,625,858

Equipment Leasing — 0.4%
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	4,712	$4,708,722
International Lease Finance Corporation
Term Loan, 3.50%, Maturing February 13, 2021	3,275	3,281,432

		$7,990,154

Financial Intermediaries — 2.8%
American Capital Holdings, Inc.
Term Loan, 3.50%, Maturing August 22, 2017	656	$658,568
Armor Holding II LLC
Term Loan, 5.75%, Maturing June 26, 2020	777	781,707
Term Loan - Second Lien, 10.25%, Maturing December 11, 2020	1,000	1,011,250
Cetera Financial Group, Inc.
Term Loan, 6.50%, Maturing August 2, 2019	889	897,637
Citco Funding LLC
Term Loan, 4.25%, Maturing June 29, 2018	3,244	3,258,056
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	1,629	1,620,251
First Data Corporation
Term Loan, 3.65%, Maturing March 24, 2017	1,000	1,000,000
Term Loan, 4.15%, Maturing March 23, 2018	3,000	3,011,508
Term Loan, 4.15%, Maturing September 24, 2018	4,650	4,667,921
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	1,621	1,616,885

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 17, 2020	2,985	$3,006,456
Hamilton Lane Advisors, LLC
Term Loan, 5.25%, Maturing February 28, 2018	610	613,364
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	1,124	1,118,219
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020	1,241	1,244,099
LPL Holdings, Inc.
Term Loan, 3.50%, Maturing March 29, 2017	516	517,398
Term Loan, 3.25%, Maturing March 29, 2019	3,979	3,977,942
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	1,074	1,081,823
MIPL (Lux) S.a.r.l.
Term Loan, 4.00%, Maturing March 9, 2020	659	660,999
Moneygram International, Inc
Term Loan, 4.25%, Maturing March 27, 2020	1,537	1,542,745
Nuveen Investments, Inc.
Term Loan, 4.15%, Maturing May 15, 2017	8,245	8,280,027
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	920	929,579
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	3,440	3,460,289
Oz Management LP
Term Loan, 1.65%, Maturing November 15, 2016	1,348	1,294,854
RCS Capital Corporation
Term Loan, Maturing March 31, 2019(4)	1,375	1,384,883
Term Loan - Second Lien, Maturing January 16, 2021(4)	500	515,625
Sesac Holdco II, LLC
Term Loan, 5.00%, Maturing February 8, 2019	1,985	2,007,255
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	1,292	1,288,890
Transfirst Holdings, Inc.
Term Loan, 4.00%, Maturing December 27, 2017	963	966,027
Walker & Dunlop, Inc.
Term Loan, 5.50%, Maturing December 11, 2020	873	885,905
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 11, 2020	2,080	2,071,027

		$55,371,189

Food Products — 2.4%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	3,862	$3,879,752

10	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food Products (continued)
Big Heart Pet Brands
Term Loan, 3.50%, Maturing March 8, 2020	3,824	$3,806,392
Blue Buffalo Company, Ltd.
Term Loan, 4.00%, Maturing August 8, 2019	1,379	1,393,749
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 24, 2019	1,042	1,049,073
CSM Bakery Supplies LLC
Term Loan, 4.75%, Maturing July 3, 2020	1,194	1,202,582
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021	975	975,970
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018	250	251,144
Dole Food Company Inc.
Term Loan, 4.50%, Maturing November 1, 2018	2,195	2,207,118
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020	12,828	12,915,460
Hearthside Food Solutions, LLC
Term Loan, 6.50%, Maturing June 7, 2018	1,240	1,242,833
High Liner Foods Incorporated
Term Loan, 4.75%, Maturing December 31, 2017	1,097	1,103,471
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018	2,667	2,674,804
Term Loan, 3.75%, Maturing September 18, 2020	1,990	1,987,811
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018	1,311	1,315,827
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017	9,496	9,534,929
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020	846	843,107

		$46,384,022

Food Service — 1.9%
Aramark Corporation
Term Loan, 3.73%, Maturing July 26, 2016	137	$137,041
Term Loan, 3.73%, Maturing July 26, 2016	246	246,413
ARG IH Corporation
Term Loan, 5.00%, Maturing November 15, 2020	349	352,180
Buffets, Inc.
Term Loan, 0.12%, Maturing April 22, 2015(3)	121	120,529
Burger King Corporation
Term Loan, 3.75%, Maturing September 28, 2019	2,610	2,627,992
CEC Entertainment Concepts, L.P.
Term Loan, 4.25%, Maturing February 14, 2021	975	969,922

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Service (continued)
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 13, 2019		1,166	$1,174,745
Darling International Inc.
Term Loan, 3.50%, Maturing January 6, 2021	EUR	1,300	1,799,899
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017		1,649	1,656,494
Dunkin’ Brands, Inc.
Term Loan, 3.25%, Maturing February 7, 2021		3,270	3,253,331
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		2,724	2,744,911
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		686	690,716
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019		2,706	2,704,781
P.F. Chang’s China Bistro Inc.
Term Loan, 4.25%, Maturing July 2, 2019		915	920,666
Sagittarius Restaurants, LLC
Term Loan, 6.27%, Maturing October 1, 2018		677	681,093
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		323	322,814
US Foods, Inc.
Term Loan, 4.50%, Maturing March 29, 2019		7,766	7,818,735
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		7,623	5,931,647
Wendy’s International, Inc.
Term Loan, 3.25%, Maturing May 15, 2019		2,070	2,068,368

			$36,222,277

Food / Drug Retailers — 1.8%
Albertson’s, LLC
Term Loan, 4.25%, Maturing March 21, 2016		541	$544,344
Term Loan, 4.75%, Maturing March 21, 2019		827	833,739
Alliance Boots Holdings Limited
Term Loan, 3.71%, Maturing July 10, 2017	EUR	1,000	1,387,407
Term Loan, 3.96%, Maturing July 10, 2017	GBP	8,450	14,160,053
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		6,381	6,364,447
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019		468	472,554
Rite Aid Corporation
Term Loan, 3.50%, Maturing February 21, 2020		5,786	5,788,099
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		550	563,888

11	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food / Drug Retailers (continued)
Supervalu Inc.
Term Loan, 4.50%, Maturing March 21, 2019	4,250	$4,282,249

		$34,396,780

Forest Products — 0.0%(5)
Expera Specialty Solutions, LLC
Term Loan, 7.50%, Maturing December 21, 2018	620	$628,066

		$628,066

Health Care — 5.9%
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017	466	$468,991
Term Loan, 4.25%, Maturing June 30, 2017	587	591,262
Term Loan, 4.25%, Maturing June 30, 2017	3,221	3,245,087
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	1,414	1,416,304
Amneal Pharmaceuticals LLC
Term Loan, 5.75%, Maturing November 1, 2019	721	727,686
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018	5,708	5,736,514
ATI Holdings, Inc.
Term Loan, 5.00%, Maturing December 20, 2019	518	521,354
Biomet Inc.
Term Loan, 3.66%, Maturing July 25, 2017	6,177	6,192,480
BSN Medical Inc.
Term Loan, 4.25%, Maturing August 28, 2019	625	629,948
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 28, 2020	179	179,012
CHG Buyer Corporation
Term Loan, 4.25%, Maturing November 19, 2019	2,221	2,230,239
Community Health Systems, Inc.
Term Loan, 3.47%, Maturing January 25, 2017	1,933	1,949,225
Term Loan, 4.25%, Maturing January 27, 2021	8,445	8,526,606
Convatec Inc.
Term Loan, 4.00%, Maturing December 22, 2016	1,450	1,454,495
DaVita, Inc.
Term Loan, 4.00%, Maturing November 1, 2019	3,283	3,307,476
DJO Finance LLC
Term Loan, 4.75%, Maturing September 15, 2017	1,440	1,447,496
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018	4,267	4,277,012
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 28, 2020	552	552,972
Term Loan, 4.25%, Maturing August 31, 2020	1,803	1,807,180

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019		1,796	$1,780,538
Grifols Worldwide Operations USA, Inc.
Term Loan, Maturing February 27, 2021(4)		6,300	6,303,937
HCA, Inc.
Term Loan, 2.90%, Maturing March 31, 2017		7,623	7,629,891
Term Loan, 2.98%, Maturing May 1, 2018		2,141	2,143,593
Hologic Inc.
Term Loan, 3.25%, Maturing August 1, 2019		1,620	1,615,651
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018		3,278	3,295,220
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016		3,116	3,126,096
Term Loan, 7.75%, Maturing May 15, 2018		1,259	1,254,580
JLL/Delta Dutch Newco B.V.
Term Loan, 4.25%, Maturing March 11, 2021		1,175	1,170,838
Term Loan, 4.50%, Maturing March 11, 2021	EUR	400	551,921
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing June 1, 2018		1,857	1,861,405
Kinetic Concepts, Inc.
Term Loan, 4.00%, Maturing May 4, 2018		6,825	6,853,987
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018		959	937,150
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, Maturing March 19, 2021		2,025	2,028,639
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019		423	425,116
Medpace, Inc.
Term Loan, 6.25%, Maturing June 16, 2017		466	467,504
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		1,474	1,485,052
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		1,072	1,075,663
National Mentor Holdings, Inc.
Term Loan, 4.75%, Maturing January 27, 2021		700	705,979
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019		4,108	4,154,739
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		2,170	2,180,749
Pharmaceutical Product Development LLC
Term Loan, 4.00%, Maturing December 5, 2018		3,506	3,520,233
PharMedium Healthcare Corporation
Term Loan, 4.25%, Maturing January 28, 2021		375	376,172

12	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	2,114	$2,119,227
Radnet Management, Inc.
Term Loan, 4.25%, Maturing October 10, 2018	1,978	1,976,578
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019	582	585,143
Salix Pharmaceuticals, Ltd.
Term Loan, 4.25%, Maturing January 2, 2020	938	947,800
Select Medical Corporation
Term Loan, 2.91%, Maturing December 20, 2016	225	225,838
Term Loan, 3.75%, Maturing June 1, 2018	1,225	1,235,552
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018	688	694,188
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 13, 2020	1,414	1,413,429
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018	1,532	1,529,390
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 6, 2019	1,798	1,784,211
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019	2,217	2,218,010
Universal Health Services, Inc.
Term Loan, 2.41%, Maturing November 15, 2016	374	376,405

		$115,311,763

Home Furnishings — 0.3%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 15, 2021	325	$325,406
Serta/Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019	3,660	3,678,198
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020	2,678	2,678,173

		$6,681,777

Industrial Equipment — 1.6%
Alliance Laundry Systems LLC
Term Loan, 4.25%, Maturing December 10, 2018	382	$383,440
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020	1,337	1,326,476
Filtration Group Corporation
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021	1,000	1,026,875

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		2,164	$2,165,884
Term Loan, 4.75%, Maturing July 30, 2020	EUR	473	653,391
Gates Investments, Inc.
Term Loan, 3.75%, Maturing September 29, 2016		3,775	3,785,870
Generac Power Systems, Inc.
Term Loan, 3.50%, Maturing May 31, 2020		2,040	2,044,849
Grede LLC
Term Loan, 4.50%, Maturing May 2, 2018		985	989,545
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 29, 2018		4,788	4,808,561
Milacron LLC
Term Loan, 4.00%, Maturing March 30, 2020		1,912	1,917,262
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019		889	893,749
Rexnord LLC
Term Loan, 4.00%, Maturing August 21, 2020		6,592	6,611,427
Spansion LLC
Term Loan, 3.75%, Maturing December 13, 2018		1,210	1,214,227
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 19, 2021		400	403,250
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019		950	950,583
Unifrax Corporation
Term Loan, 3.48%, Maturing November 28, 2018		638	641,784
Virtuoso US LLC
Term Loan, 4.75%, Maturing February 11, 2021		575	580,391

			$30,397,564

Insurance — 2.0%
Alliant Holdings I, Inc.
Term Loan, 4.25%, Maturing December 20, 2019		3,225	$3,241,538
AmWINS Group, LLC
Term Loan, 5.00%, Maturing September 6, 2019		5,068	5,111,846
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021		1,147	1,154,294
Asurion LLC
Term Loan, 5.00%, Maturing May 24, 2019		10,341	10,378,569
Term Loan, 4.25%, Maturing July 8, 2020		1,141	1,138,046
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		1,375	1,422,839
CNO Financial Group, Inc.
Term Loan, 3.00%, Maturing September 28, 2016		788	795,047
Term Loan, 3.75%, Maturing September 20, 2018		4,782	4,799,526

13	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Insurance (continued)
Cooper Gay Swett & Crawford Ltd.
Term Loan, 5.00%, Maturing April 16, 2020	1,590	$1,580,547
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019	2,416	2,431,171
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020	572	573,630
Hub International Limited
Term Loan, 4.75%, Maturing October 2, 2020	3,557	3,572,687
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	3,461	3,478,650

		$39,678,390

Leisure Goods / Activities / Movies — 2.7%
Activision Blizzard, Inc.
Term Loan, 3.25%, Maturing October 12, 2020	3,665	$3,670,580
Bally Technologies, Inc.
Term Loan, 4.25%, Maturing November 25, 2020	3,234	3,252,929
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	4,582	4,591,831
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020	222	223,055
Cedar Fair, L.P.
Term Loan, 3.25%, Maturing March 6, 2020	1,473	1,479,530
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing July 24, 2020	1,892	1,899,392
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.50%, Maturing April 30, 2019	3,172	3,205,147
Emerald Expositions Holding, Inc.
Term Loan, 5.50%, Maturing June 17, 2020	1,292	1,304,645
Equinox Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2020	1,337	1,344,853
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	536	539,008
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	1,125	1,124,297
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	7,044	7,065,943
Regal Cinemas, Inc.
Term Loan, 2.71%, Maturing August 23, 2017	878	882,940
Revolution Studios Distribution Company, LLC
Term Loan, 3.91%, Maturing December 21, 2014	1,138	1,005,329
Term Loan - Second Lien, 7.16%, Maturing June 21, 2015(3)	2,050	1,411,425

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Sabre, Inc.
Term Loan, 4.25%, Maturing February 19, 2019		1,432	$1,436,052
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		2,385	2,352,953
Six Flags Theme Parks, Inc.
Term Loan, 3.50%, Maturing December 20, 2018		3,142	3,160,096
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 31, 2018		541	210,884
SRAM, LLC
Term Loan, 4.01%, Maturing April 10, 2020		2,340	2,332,524
Town Sports International Inc.
Term Loan, 4.50%, Maturing November 16, 2020		1,621	1,605,741
US Finco LLC
Term Loan, 4.00%, Maturing May 29, 2020		1,662	1,665,036
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020		2,000	2,052,500
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		1,169	1,165,289
Zuffa LLC
Term Loan, 3.75%, Maturing February 25, 2020		3,481	3,504,875

			$52,486,854

Lodging and Casinos — 2.0%
Affinity Gaming, LLC
Term Loan, 4.25%, Maturing November 9, 2017		1,621	$1,627,532
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		597	598,343
Caesars Entertainment Operating Company
Term Loan, 5.49%, Maturing January 26, 2018		1,686	1,594,300
CityCenter Holdings, LLC
Term Loan, 5.00%, Maturing October 16, 2020		1,122	1,132,825
Four Seasons Holdings Inc.
Term Loan - Second Lien, 6.25%, Maturing December 28, 2020		3,100	3,158,125
Gala Group Ltd.
Term Loan, 5.48%, Maturing May 25, 2018	GBP	2,775	4,656,413
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		180	183,927
Term Loan, 5.50%, Maturing November 21, 2019		419	429,162
Hilton Worldwide Finance, LLC
Term Loan, 4.00%, Maturing October 26, 2020		9,101	9,127,960
La Quinta Intermediate Holdings LLC
Term Loan, Maturing February 19, 2021(4)		1,550	1,552,664

14	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Las Vegas Sands LLC
Term Loan, 3.25%, Maturing December 20, 2020	2,569	$2,567,558
MGM Resorts International
Term Loan, 2.90%, Maturing December 20, 2017	1,975	1,979,011
Term Loan, 3.50%, Maturing December 20, 2019	4,444	4,442,826
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020	1,191	1,196,025
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 6, 2019	597	601,104
Scientific Games International, Inc.
Term Loan, 4.25%, Maturing October 18, 2020	4,190	4,200,410
Tropicana Entertainment Inc.
Term Loan, 4.00%, Maturing November 27, 2020	498	499,832

		$39,548,017

Nonferrous Metals / Minerals — 1.0%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020	916	$892,038
Arch Coal Inc.
Term Loan, 6.25%, Maturing May 16, 2018	3,047	3,010,076
Constellium Holdco B.V.
Term Loan, 6.00%, Maturing March 25, 2020	644	658,381
Fairmount Minerals Ltd.
Term Loan, 3.75%, Maturing March 15, 2017	498	501,646
Term Loan, 4.50%, Maturing September 5, 2019	2,512	2,534,358
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019	1,825	1,843,902
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	1,029	987,411
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	3,257	3,262,946
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019	529	533,566
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	925	945,234
United Central Industrial Supply Company, LLC
Term Loan, 7.50%, Maturing October 9, 2018	36	35,736
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019	500	485,938
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018	3,138	3,040,937

		$18,732,169

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas — 2.0%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	2,082	$2,097,953
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020	2,675	2,748,562
Bronco Midstream Funding LLC
Term Loan, 5.00%, Maturing August 17, 2020	2,100	2,113,281
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	362	364,771
Term Loan, 9.00%, Maturing June 23, 2017	421	426,318
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019	1,050	1,069,971
Energy Transfer Equity, L.P.
Term Loan, 3.25%, Maturing December 2, 2019	1,550	1,548,591
Fieldwood Energy LLC
Term Loan, 3.88%, Maturing September 28, 2018	1,319	1,323,247
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	875	912,422
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	8,724	8,778,633
Obsidian Holdings LLC
Term Loan, 6.75%, Maturing November 2, 2015	992	1,004,592
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	1,257	1,272,786
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	528	527,715
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	1,900	1,919,713
Seadrill Partners Finco LLC
Term Loan, 4.00%, Maturing February 21, 2021	3,741	3,736,282
Sheridan Investment Partners II, L.P.
Term Loan, 4.25%, Maturing December 16, 2020	48	48,200
Term Loan, 4.25%, Maturing December 16, 2020	128	129,240
Term Loan, 4.25%, Maturing December 16, 2020	921	929,069
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing September 25, 2019	262	263,630
Term Loan, 4.25%, Maturing September 25, 2019	429	431,610
Term Loan, 4.25%, Maturing October 1, 2019	3,236	3,257,235
Tallgrass Operations, LLC
Term Loan, 4.25%, Maturing November 13, 2018	1,771	1,789,188
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	2,975	2,961,341

		$39,654,350

15	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Publishing — 1.9%
Advanstar Communications Inc.
Term Loan, 5.50%, Maturing April 29, 2019		891	$896,569
American Greetings Corporation
Term Loan, 4.02%, Maturing August 9, 2019		1,263	1,267,593
Ascend Learning, Inc.
Term Loan, 6.00%, Maturing July 31, 2019		1,696	1,721,186
Flint Group SA
Term Loan, 5.58%, Maturing December 30, 2016		24	24,485
Term Loan, 5.65%, Maturing December 31, 2016	EUR	101	140,612
Term Loan, 5.65%, Maturing December 31, 2016	EUR	479	666,046
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		9,110	8,759,539
Interactive Data Corporation
Term Loan, 3.75%, Maturing February 11, 2018		4,625	4,632,561
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018		8,655	8,571,529
McGraw-Hill Global Education Holdings, LLC
Term Loan, 5.75%, Maturing March 22, 2019		847	851,403
Media General Inc.
Term Loan, 4.25%, Maturing July 31, 2020		1,273	1,285,317
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018		795	804,728
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020		425	427,125
Nelson Education Ltd.
Term Loan, 2.73%, Maturing July 3, 2014		582	484,193
Nielsen Finance LLC
Term Loan, 2.90%, Maturing May 2, 2016		1,940	1,945,178
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 1, 2019		771	780,122
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020		1,191	1,170,872
Springer Science+Business Media Deutschland GmbH
Term Loan, 5.00%, Maturing August 14, 2020		2,313	2,319,158
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 29, 2014		13	13,145

			$36,761,361

Radio and Television — 1.3%
Clear Channel Communications, Inc.
Term Loan, 3.80%, Maturing January 29, 2016		10	$9,759
Term Loan, 6.90%, Maturing January 30, 2019		566	555,410
Term Loan, 7.65%, Maturing July 30, 2019		182	182,239

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Cumulus Media Holdings Inc.
Term Loan, 4.25%, Maturing December 23, 2020		5,808	$5,861,140
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018		440	443,116
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 29, 2020		1,937	1,915,687
Gray Television, Inc.
Term Loan, 4.50%, Maturing October 15, 2019		158	158,671
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		587	589,901
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		941	944,575
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		1,067	1,071,163
Nine Entertainment Group Pty Ltd.
Term Loan, 3.25%, Maturing February 5, 2020		1,856	1,849,289
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		900	903,780
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020		520	515,597
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017		1,211	1,191,425
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		825	804,375
Tyrol Acquisitions 2 SAS
Term Loan, 4.24%, (3.24% Cash, 1.00% PIK), Maturing January 29, 2016	EUR	709	947,407
Term Loan, 4.24%, (3.24% Cash, 1.00% PIK), Maturing January 29, 2016	EUR	709	947,407
Univision Communications Inc.
Term Loan, 4.00%, Maturing March 1, 2020		6,658	6,664,371

			$25,555,312

Retailers (Except Food and Drug) — 2.9%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		2,909	$2,935,877
B&M Retail Limited
Term Loan, 5.77%, Maturing February 18, 2020	GBP	1,800	3,024,784
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019		3,184	3,199,925
CDW LLC
Term Loan, 3.25%, Maturing April 29, 2020		4,659	4,625,401
David’s Bridal, Inc.
Term Loan, 5.03%, Maturing October 11, 2019		691	694,598

16	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		714	$717,718
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		1,318	1,333,412
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020		4,648	4,719,883
J. Crew Group, Inc.
Term Loan, 4.08%, Maturing March 5, 2021		3,850	3,846,993
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		4,055	4,057,186
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		3,995	4,005,870
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		5,461	5,489,045
Ollie’s Bargain Outlet, Inc.
Term Loan, 5.25%, Maturing September 27, 2019		518	522,328
Party City Holdings Inc.
Term Loan, 4.00%, Maturing July 27, 2019		2,642	2,648,550
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		494	498,688
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		2,409	2,418,287
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		300	301,688
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		1,650	1,660,434
Term Loan, 4.25%, Maturing August 7, 2019		566	570,092
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing February 6, 2021		675	673,313
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019		1,992	1,994,622
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		2,469	2,373,146
Visant Corporation
Term Loan, 5.25%, Maturing December 22, 2016		1,258	1,250,255
Vivarte SA
Term Loan, 0.00%, Maturing March 9, 2015(2)	EUR	31	17,395
Term Loan, 0.00%, Maturing March 9, 2015(2)	EUR	122	67,647
Term Loan, 0.00%, Maturing March 9, 2015(2)	EUR	781	434,490
Term Loan, 0.00%, Maturing March 8, 2016(2)	EUR	31	17,395
Term Loan, 0.00%, Maturing March 8, 2016(2)	EUR	122	67,647
Term Loan, 0.00%, Maturing March 8, 2016(2)	EUR	781	434,490
Term Loan, 0.00%, Maturing March 30, 2018(2)	EUR	1,000	551,634

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Wilton Brands LLC
Term Loan, 7.52%, Maturing August 30, 2018	624	$598,359

		$55,751,152

Steel — 0.9%
Essar Steel Algoma, Inc.
Term Loan, 9.25%, Maturing September 19, 2014	2,315	$2,323,791
FMG Resources (August 2006) Pty Ltd.
Term Loan, 4.25%, Maturing June 28, 2019	8,604	8,680,854
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017	370	372,010
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017	1,354	1,367,263
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017	2,316	2,316,254
Patriot Coal Corporation
Term Loan, 10.25%, Maturing December 15, 2018	648	649,726
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018	167	167,254
Waupaca Foundry, Inc.
Term Loan, 4.00%, Maturing June 29, 2017	2,061	2,068,382

		$17,945,534

Surface Transport — 0.6%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018	1,000	$994,375
Term Loan, 3.00%, Maturing March 11, 2018	3,250	3,240,302
Term Loan, 3.75%, Maturing March 12, 2018	2,938	2,946,077
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	2,100	2,098,687
Swift Transportation Co. Inc.
Term Loan, 2.90%, Maturing December 21, 2016	995	1,001,352
Term Loan, 4.00%, Maturing December 21, 2017	1,202	1,214,399

		$11,495,192

Telecommunications — 1.9%
Arris Group, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	1,325	$1,321,042
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 22, 2020	446	444,943
Crown Castle Operating Company
Term Loan, 3.25%, Maturing January 31, 2021	3,271	3,265,141

17	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019		10,100	$10,137,824
Mitel US Holdings, Inc.
Term Loan, 5.25%, Maturing January 31, 2020		424	429,060
SBA Senior Finance II LLC
Term Loan, 3.25%, Maturing March 24, 2021		2,400	2,395,500
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019		2,400	2,406,565
Term Loan, 4.00%, Maturing April 23, 2019		2,841	2,848,286
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019		5,856	5,865,350
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019		985	986,725
Term Loan, 3.50%, Maturing January 23, 2020		3,555	3,555,739
Ziggo N.V.
Term Loan, 3.50%, Maturing January 15, 2022	EUR	508	699,628
Term Loan, 3.50%, Maturing January 15, 2022	EUR	789	1,086,018
Term Loan, Maturing January 15, 2022(4)	EUR	591	814,045
Term Loan, Maturing January 15, 2022(4)	EUR	837	1,151,667

			$37,407,533

Utilities — 1.2%
AES Corporation
Term Loan, 3.75%, Maturing June 1, 2018		2,945	$2,960,063
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 3, 2020		1,241	1,221,794
Term Loan, 3.25%, Maturing January 31, 2022		1,244	1,227,388
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018		997	1,001,589
Term Loan, 4.00%, Maturing April 2, 2018		2,571	2,582,818
Term Loan, 4.00%, Maturing October 9, 2019		4,827	4,847,616
Term Loan, 4.00%, Maturing October 30, 2020		474	475,885
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020		2,171	2,181,960
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020		768	773,122
Equipower Resources Holdings LLC
Term Loan, 4.25%, Maturing December 31, 2019		1,518	1,528,872
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020		745	747,075
LSP Madison Funding, LLC
Term Loan, 5.50%, Maturing June 28, 2019		332	333,630

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Utilities (continued)
PowerTeam Services, LLC
Term Loan, 3.68%, Maturing May 6, 2020(6)	96	$96,009
Term Loan, 4.25%, Maturing May 6, 2020	772	770,015
Raven Power Finance, LLC
Term Loan, 5.25%, Maturing December 19, 2020	2,045	2,071,714
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	524	527,288

		$23,346,838

Total Senior Floating-Rate Interests (identified cost $1,169,014,108)		$1,169,652,302

Corporate Bonds & Notes — 56.2%

Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.7%
Alliant Techsystems, Inc.
5.25%, 10/1/21(7)	1,515	$1,564,237
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(7)	2,415	2,451,225
GenCorp, Inc.
7.125%, 3/15/21	1,395	1,518,806
Huntington Ingalls Industries, Inc.
7.125%, 3/15/21	2,025	2,245,219
TransDigm, Inc.
7.75%, 12/15/18	5,030	5,419,825

		$13,199,312

Agriculture — 0.0%(5)
Lorillard Tobacco Co.
7.00%, 8/4/41	450	$518,012

		$518,012

Automotive — 1.6%
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	660	$690,525
Chrysler Group, LLC
8.00%, 6/15/19(7)	2,095	2,304,500
8.25%, 6/15/21(7)	4,255	4,834,744
8.25%, 6/15/21	8,090	9,192,262

18	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Automotive (continued)
Ford Motor Co.
6.625%, 10/1/28	1,000	$1,173,220
General Motors Financial Co., Inc.
2.75%, 5/15/16	3,070	3,117,892
4.75%, 8/15/17	1,615	1,734,106
4.25%, 5/15/23	960	950,400
Kia Motors Corp.
3.625%, 6/14/16(7)	600	624,781
Navistar International Corp.
8.25%, 11/1/21	3,190	3,265,763
Schaeffler Finance Holding BV
6.875%, 8/15/18(7)(8)	2,785	2,976,469
Tomkins, LLC/Tomkins, Inc.
9.00%, 10/1/18	595	641,856

		$31,506,518

Banks and Thrifts — 0.7%
Banco do Brasil SA
6.25% to 4/15/24, 10/29/49(7)(9)	750	$607,500
Bank One Michigan
8.25%, 11/1/24	275	362,457
Barclays Bank PLC
10.179%, 6/12/21(7)	1,000	1,345,805
Citigroup, Inc.
5.50%, 9/13/25	300	320,292
6.625%, 6/15/32	1,000	1,153,274
Countrywide Financial Corp.
6.25%, 5/15/16	1,800	1,975,414
Credit Agricole SA
7.875% to 1/23/24, 1/29/49(7)(9)	727	768,803
First Niagara Financial Group, Inc.
7.25%, 12/15/21	945	1,085,104
HBOS PLC
6.75%, 5/21/18(7)	1,700	1,929,981
Rabobank Nederland
4.625%, 12/1/23	1,000	1,031,201
Regions Financial Corp.
7.375%, 12/10/37	730	838,567
Standard Chartered PLC
5.20%, 1/26/24(7)	862	886,798
Zions Bancorporation
6.00%, 9/15/15	67	70,592
4.50%, 6/13/23	840	840,102

		$13,215,890

Security	Principal Amount* (000’s omitted)	Value

Beverage and Tobacco — 0.2%
Constellation Brands, Inc.
6.00%, 5/1/22	1,530	$1,702,125
4.25%, 5/1/23	2,815	2,758,700

		$4,460,825

Brokers, Dealers and Investment Houses — 0.5%
Alliance Data Systems Corp.
6.375%, 4/1/20(7)	1,210	$1,294,700
BP Capital Markets PLC
3.561%, 11/1/21	800	823,764
E*TRADE Financial Corp.
6.00%, 11/15/17	295	311,594
6.375%, 11/15/19	1,015	1,108,887
Macquarie Bank, Ltd.
6.625%, 4/7/21(7)	550	623,224
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp.
5.625%, 3/15/20(7)	4,335	4,573,425
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(7)	1,250	1,310,937

		$10,046,531

Building and Development — 1.5%
Brookfield Residential Properties, Inc.
6.50%, 12/15/20(7)	1,555	$1,663,850
Builders FirstSource, Inc.
7.625%, 6/1/21(7)	2,175	2,359,875
CB Richard Ellis Service, Inc.
6.625%, 10/15/20	3,270	3,507,075
HD Supply, Inc.
8.125%, 4/15/19	825	924,000
7.50%, 7/15/20	2,180	2,389,825
Interface, Inc.
7.625%, 12/1/18	774	828,180
Interline Brands, Inc.
10.00%, 11/15/18(8)	5,775	6,309,187
MDC Holdings, Inc.
5.625%, 2/1/20	555	592,463
6.00%, 1/15/43	230	203,550
Nortek, Inc.
10.00%, 12/1/18	1,905	2,100,262
8.50%, 4/15/21	2,225	2,497,562

19	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Building and Development (continued)
Rexel SA
6.125%, 12/15/19(7)	500	$528,750
5.25%, 6/15/20(7)	2,710	2,784,525
Toll Brothers Finance Corp.
4.375%, 4/15/23	915	885,263
USG Corp.
5.875%, 11/1/21(7)	870	927,638

		$28,502,005

Business Equipment and Services — 3.1%
ADT Corp. (The)
6.25%, 10/15/21(7)	2,725	$2,803,344
Algeco Scotsman Global Finance PLC
10.75%, 10/15/19(7)	2,135	2,375,188
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
8.25%, 1/15/19	550	592,625
9.75%, 3/15/20	4,410	5,099,062
Carlson Wagonlit BV
6.875%, 6/15/19(7)	3,970	4,257,825
CTP Transportation Products, LLC/CTP Finance, Inc.
8.25%, 12/15/19(7)	1,045	1,131,213
FTI Consulting, Inc.
6.00%, 11/15/22	3,974	4,073,350
Iron Mountain, Inc.
6.00%, 8/15/23	2,800	2,989,000
Modular Space Corp.
10.25%, 1/31/19(7)	525	547,313
National CineMedia, LLC
7.875%, 7/15/21	3,090	3,426,037
6.00%, 4/15/22	3,625	3,842,500
RSC Equipment Rental, Inc./RSC Holdings III, LLC
8.25%, 2/1/21	440	494,450
ServiceMaster Co.
8.00%, 2/15/20	3,595	3,918,550
7.00%, 8/15/20	1,235	1,313,731
SSI Investments II, Ltd./SSI Co-Issuer, LLC
11.125%, 6/1/18	4,605	4,933,106
TransUnion Holding Co., Inc.
9.625%, 6/15/18	3,925	4,189,937
TransUnion LLC/TransUnion Financing Corp.
11.375%, 6/15/18	3,880	4,190,400

Security	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
United Rentals North America, Inc.
7.375%, 5/15/20	4,375	$4,850,781
8.375%, 9/15/20	525	584,063
7.625%, 4/15/22	3,065	3,451,956
6.125%, 6/15/23	1,060	1,128,900

		$60,193,331

Cable and Satellite Television — 2.7%
AMC Networks, Inc.
7.75%, 7/15/21	1,100	$1,245,750
4.75%, 12/15/22	915	915,000
Cablevision Systems Corp.
7.75%, 4/15/18	1,055	1,209,294
CCO Holdings, LLC/CCO Capital Corp.
7.25%, 10/30/17	2,105	2,233,931
8.125%, 4/30/20	365	400,588
5.25%, 9/30/22	4,295	4,257,419
5.75%, 1/15/24	1,980	1,970,100
CSC Holdings, LLC
6.75%, 11/15/21	2,780	3,120,550
DISH DBS Corp.
6.75%, 6/1/21	6,195	6,953,887
5.875%, 7/15/22	3,495	3,739,650
IAC/InterActiveCorp
4.875%, 11/30/18	1,825	1,913,969
Lynx II Corp.
6.375%, 4/15/23(7)	10,705	11,400,825
Mediacom, LLC/Mediacom Capital Corp.
9.125%, 8/15/19	785	843,875
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(7)	4,295	4,402,375
UPCB Finance V, Ltd.
7.25%, 11/15/21(7)	3,055	3,383,412
UPCB Finance VI, Ltd.
6.875%, 1/15/22(7)	2,025	2,217,375
VTR Finance BV
6.875%, 1/15/24(7)	1,575	1,641,937

		$51,849,937

Chemicals and Plastics — 1.0%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV
7.375%, 5/1/21(7)	2,810	$3,069,925

20	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Celanese US Holdings, LLC
6.625%, 10/15/18		880	$933,680
5.875%, 6/15/21		940	1,015,200
Chemtura Corp.
5.75%, 7/15/21		755	787,088
Ineos Finance PLC
7.25%, 2/15/19(7)(10)	EUR	1,000	1,458,586
8.375%, 2/15/19(7)		3,700	4,102,375
7.50%, 5/1/20(7)		850	936,062
Kraton Polymers, LLC
6.75%, 3/1/19		940	1,003,450
Milacron, LLC/Mcron Finance Corp.
7.75%, 2/15/21(7)		525	569,625
Polymer Group, Inc.
7.75%, 2/1/19		320	344,000
Tronox Finance, LLC
6.375%, 8/15/20		4,170	4,305,525
Tyco Electronics Group SA
4.875%, 1/15/21		750	813,753
Westlake Chemical Corp.
3.60%, 7/15/22		955	926,440

			$20,265,709

Clothing / Textiles — 0.4%
Levi Strauss & Co.
6.875%, 5/1/22		2,125	$2,342,813
Phillips-Van Heusen Corp.
7.75%, 11/15/23(3)		3,740	4,696,692
Quiksilver, Inc./QS Wholesale, Inc.
7.875%, 8/1/18(7)		320	349,600
10.00%, 8/1/20		280	319,900

			$7,709,005

Commercial Services — 0.1%
Cielo SA/Cielo USA, Inc.
3.75%, 11/16/22(7)		960	$896,400
Verisk Analytics, Inc.
4.125%, 9/12/22		960	967,986

			$1,864,386

Conglomerates — 0.6%
Amsted Industries, Inc.
8.125%, 3/15/18(7)		3,220	$3,355,948

Security	Principal Amount* (000’s omitted)	Value

Conglomerates (continued)
Harbinger Group, Inc.
7.875%, 7/15/19	1,915	$2,111,288
Spectrum Brands Escrow Corp.
6.75%, 3/15/20	1,645	1,786,881
Spectrum Brands, Inc.
6.375%, 11/15/20	1,100	1,196,250
6.625%, 11/15/22	1,600	1,750,000
TMS International Corp.
7.625%, 10/15/21(7)	2,220	2,397,600

		$12,597,967

Containers and Glass Products — 1.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.
6.25%, 1/31/19(7)	765	$801,338
7.00%, 11/15/20(7)	784	829,516
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holding II Issuer, Inc.
5.625%, 12/15/16(7)	775	796,313
6.00%, 6/15/17(7)	1,065	1,104,937
BOE Merger Corp.
9.50%, 11/1/17(7)(8)	545	580,425
BWAY Holding Co.
10.00%, 6/15/18	620	661,075
Crown Americas, LLC/Crown Americas Capital Corp. IV
4.50%, 1/15/23	1,755	1,684,800
Reynolds Group Holdings, Inc.
7.125%, 4/15/19	2,665	2,831,562
7.875%, 8/15/19	1,225	1,355,156
9.875%, 8/15/19	4,370	4,905,325
Sealed Air Corp.
8.375%, 9/15/21(7)	5,630	6,509,687

		$22,060,134

Cosmetics / Toiletries — 0.3%
Alphabet Holding Co., Inc.
7.75%, 11/1/17(8)	2,810	$2,908,350
Party City Holdings, Inc.
8.875%, 8/1/20	2,735	3,059,781

		$5,968,131

21	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Diversified Financial Services — 1.6%
BPCE SA
5.70%, 10/22/23(7)		1,000	$1,041,490
Discover Bank
4.25%, 3/13/26		500	502,432
Discover Financial Services
3.85%, 11/21/22		270	265,556
General Electric Capital Corp.
5.30%, 2/11/21		2,185	2,461,409
Goldman Sachs Group, Inc. (The)
5.95%, 1/15/27		1,000	1,090,079
Icahn Enterprises, LP/Icahn Enterprises Finance Corp.
3.50%, 3/15/17(7)		1,500	1,518,750
4.875%, 3/15/19(7)		2,045	2,085,900
6.00%, 8/1/20(7)		2,070	2,204,550
5.875%, 2/1/22(7)		710	722,425
JPMorgan Chase & Co.
6.75% to 2/1/24, 12/31/49(9)		2,640	2,791,800
6.125% to 4/30/24, 12/29/49(9)		1,575	1,556,883
KION Finance SA
4.788%, 2/15/20(7)(10)	EUR	1,575	2,211,295
SLM Corp.
5.50%, 1/15/19		5,390	5,721,733
8.00%, 3/25/20		3,150	3,638,250
7.25%, 1/25/22		430	475,688
6.125%, 3/25/24		1,565	1,566,956
Turkiye Is Bankasi
5.50%, 4/21/19(7)		1,000	1,012,500

			$30,867,696

Diversified Manufacturing Operations — 0.0%(5)
Hutchison Whampoa International, Ltd.
7.45%, 11/24/33(7)		400	$546,798

			$546,798

Diversified Media — 0.0%(5)
Interpublic Group of Cos., Inc. (The)
3.75%, 2/15/23		720	$701,525

			$701,525

Drugs — 0.8%
Cardinal Health, Inc.
4.625%, 12/15/20		625	$679,874

Security	Principal Amount* (000’s omitted)	Value

Drugs (continued)
Endo Pharmaceuticals Holdings, Inc.
7.00%, 7/15/19	1,260	$1,363,950
7.00%, 12/15/20	1,145	1,239,462
7.25%, 1/15/22	185	201,188
Pharmaceutical Product Development, Inc.
9.50%, 12/1/19(7)	5,050	5,643,375
Valeant Pharmaceuticals International, Inc.
7.50%, 7/15/21(7)	2,170	2,452,100
Warner Chilcott Co., LLC
7.75%, 9/15/18	3,720	3,975,750

		$15,555,699

Ecological Services and Equipment — 0.3%
Clean Harbors, Inc.
5.25%, 8/1/20	1,095	$1,133,325
5.125%, 6/1/21	900	922,500
Covanta Holding Corp.
6.375%, 10/1/22	2,085	2,225,737
5.875%, 3/1/24	1,505	1,536,458

		$5,818,020

Electronics / Electrical — 1.9%
Advanced Micro Devices, Inc.
6.75%, 3/1/19(7)	1,000	$1,006,250
Agilent Technologies, Inc.
6.50%, 11/1/17	1,300	1,496,205
Alcatel-Lucent USA, Inc.
4.625%, 7/1/17(7)	1,090	1,125,425
8.875%, 1/1/20(7)	6,085	6,936,900
6.75%, 11/15/20(7)	2,240	2,380,000
BMC Software Finance, Inc.
8.125%, 7/15/21(7)	2,755	2,913,412
Comision Federal de Electricidad
4.875%, 5/26/21(7)	1,100	1,152,250
CommScope Holding Co., Inc.
6.625%, 6/1/20(7)(8)	1,615	1,715,937
Entergy Corp.
3.625%, 9/15/15	2,390	2,474,769
Exelon Corp.
5.625%, 6/15/35	900	969,120
Freescale Semiconductor, Inc.
6.00%, 1/15/22(7)	1,670	1,776,462
Infor US, Inc.
9.375%, 4/1/19	1,965	2,222,906

22	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Midamerican Funding, LLC
6.927%, 3/1/29	345	$431,669
NCR Corp.
5.875%, 12/15/21(7)	715	756,113
6.375%, 12/15/23(7)	1,275	1,361,063
NeuStar, Inc.
4.50%, 1/15/23	695	606,388
Nuance Communications, Inc.
5.375%, 8/15/20(7)	885	885,000
NXP BV/NXP Funding, LLC
5.75%, 2/15/21(7)	1,105	1,182,350
PPL Energy Supply, LLC
6.50%, 5/1/18	734	825,292
Seagate HDD Cayman
7.00%, 11/1/21	3,340	3,753,325
VeriSign, Inc.
4.625%, 5/1/23	550	530,750

		$36,501,586

Equipment Leasing — 0.9%
AWAS Aviation Capital, Ltd.
7.00%, 10/17/16(7)	3,895	$4,050,426
International Lease Finance Corp.
8.625%, 9/15/15	3,650	4,033,250
8.75%, 3/15/17	1,525	1,795,687
6.25%, 5/15/19	1,025	1,135,188
8.25%, 12/15/20	3,275	3,970,649
8.625%, 1/15/22	2,615	3,219,719

		$18,204,919

Financial Intermediaries — 2.7%
Ally Financial, Inc.
2.436%, 12/1/14(10)	765	$770,150
3.50%, 7/18/16	6,170	6,370,525
5.50%, 2/15/17	5,000	5,450,000
6.25%, 12/1/17	3,295	3,690,400
8.00%, 11/1/31	2,450	3,031,875
CIT Group, Inc.
4.75%, 2/15/15(7)	8,135	8,379,050
5.25%, 3/15/18	645	695,794
3.875%, 2/19/19	1,225	1,240,131
5.00%, 8/15/22	405	421,961

Security	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
First Data Corp.
7.375%, 6/15/19(7)	3,105	$3,345,638
6.75%, 11/1/20(7)	5,415	5,848,200
11.25%, 1/15/21	2,770	3,175,113
10.625%, 6/15/21	1,925	2,175,250
11.75%, 8/15/21	1,055	1,113,025
Ford Motor Credit Co., LLC
12.00%, 5/15/15	3,380	3,796,000
General Motors Financial Co., Inc.
6.75%, 6/1/18	1,365	1,562,925
Janus Capital Group, Inc.
6.70%, 6/15/17	1,582	1,787,726
XLIT, Ltd.
5.75%, 10/1/21	600	692,696

		$53,546,459

Financial Services — 0.1%
Credit Suisse Group AG
7.50% to 12/11/23, 12/11/49(7)(9)	605	$657,943
Morgan Stanley
5.00%, 11/24/25	1,470	1,516,089
Svensk Exportkredit AB
2.875% to 11/14/18, 11/14/23(7)(9)	400	392,860

		$2,566,892

Food Products — 0.8%
ASG Consolidated, LLC/ASG Finance, Inc.
15.00%, 5/15/17(7)(8)	2,904	$2,666,842
B&G Foods, Inc.
4.625%, 6/1/21	310	307,288
Bunge, Ltd. Finance Corp.
8.50%, 6/15/19	1,000	1,235,751
ConAgra Foods, Inc.
6.625%, 8/15/39	213	259,580
Corn Products International, Inc.
6.625%, 4/15/37	325	385,233
Hawk Acquisition Sub, Inc.
4.25%, 10/15/20(7)	2,625	2,588,906
Michael Foods Group, Inc.
9.75%, 7/15/18	4,360	4,676,100
Michael Foods Holding, Inc.
8.50%, 7/15/18(7)(8)	1,380	1,445,550

23	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Food Products (continued)
Post Holdings, Inc.
6.75%, 12/1/21(7)	995	$1,055,944
7.375%, 2/15/22(7)	425	459,000

		$15,080,194

Food Service — 0.5%
ARAMARK Corp.
5.75%, 3/15/20	1,005	$1,066,556
Darling International, Inc.
5.375%, 1/15/22(7)	1,245	1,280,794
Delhaize Group SA
4.125%, 4/10/19	460	477,422
NPC International, Inc.
10.50%, 1/15/20	4,405	5,054,737
Pinnacle Operating Corp.
9.00%, 11/15/20(7)	1,345	1,455,963

		$9,335,472

Food / Beverages / Tobacco — 0.0%(5)
Anadolu Efes Biracilik Ve Malt Sanayii AS
3.375%, 11/1/22(7)	1,000	$834,500

		$834,500

Food / Drug Retailers — 0.1%
Pantry, Inc. (The)
8.375%, 8/1/20	1,635	$1,773,975

		$1,773,975

Forest Products — 0.2%
Domtar Corp.
10.75%, 6/1/17	2,995	$3,763,373

		$3,763,373

Health Care — 4.8%
Air Medical Group Holdings, Inc.
9.25%, 11/1/18	1,588	$1,720,995
Alere, Inc.
8.625%, 10/1/18	1,310	1,411,525
6.50%, 6/15/20	1,055	1,113,025
Amsurg Corp.
5.625%, 11/30/20	645	674,025

Security	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Biomet, Inc.
6.50%, 8/1/20	1,245	$1,347,090
Capsugel SA
7.00%, 5/15/19(7)(8)	780	804,863
CHS/Community Health Systems, Inc.
5.125%, 8/15/18	4,830	5,083,575
7.125%, 7/15/20	2,785	3,025,206
6.875%, 2/1/22(7)	4,600	4,830,000
ConvaTec Finance International SA
8.25%, 1/15/19(7)(8)	5,205	5,374,162
ConvaTec Healthcare E SA
10.50%, 12/15/18(7)	2,235	2,489,231
Emergency Medical Services Corp.
8.125%, 6/1/19	816	874,650
Fresenius Medical Care US Finance II, Inc.
5.625%, 7/31/19(7)	1,640	1,775,300
5.875%, 1/31/22(7)	1,365	1,457,138
Fresenius US Finance II, Inc.
9.00%, 7/15/15(7)	1,400	1,540,000
Grifols Worldwide Operations, Ltd.
5.25%, 4/1/22(7)	1,235	1,265,875
HCA Holdings, Inc.
6.25%, 2/15/21	1,710	1,834,830
HCA, Inc.
6.50%, 2/15/20	3,565	4,001,712
7.50%, 2/15/22	2,930	3,354,850
4.75%, 5/1/23	1,125	1,115,156
Hologic, Inc.
6.25%, 8/1/20	5,990	6,364,375
Hospira, Inc.
6.05%, 3/30/17	1,000	1,107,861
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18	3,115	3,597,825
MPH Acquisition Holdings, LLC
6.625%, 4/1/22(7)	7,525	7,741,344
MultiPlan, Inc.
9.875%, 9/1/18(7)	4,060	4,425,400
Mylan Inc.
3.125%, 1/15/23(7)	1,000	949,410
Opal Acquisition, Inc.
8.875%, 12/15/21(7)	2,205	2,224,294
Physio-Control International, Inc.
9.875%, 1/15/19(7)	1,496	1,686,740

24	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Health Care (continued)
ResCare, Inc.
10.75%, 1/15/19	1,740	$1,940,100
Salix Pharmaceuticals, Ltd.
6.00%, 1/15/21(7)	1,825	1,952,750
STHI Holding Corp.
8.00%, 3/15/18(7)	1,375	1,459,219
Teleflex, Inc.
6.875%, 6/1/19	540	578,475
Tenet Healthcare Corp.
5.00%, 3/1/19(7)	840	841,050
6.00%, 10/1/20(7)	1,795	1,924,016
8.125%, 4/1/22	4,185	4,687,200
United Surgical Partners International, Inc.
9.00%, 4/1/20	1,880	2,096,200
VWR Funding, Inc.
7.25%, 9/15/17	1,580	1,706,400
WellCare Health Plans, Inc.
5.75%, 11/15/20	2,705	2,853,775

		$93,229,642

Home Furnishings — 0.3%
D.R. Horton, Inc.
4.75%, 2/15/23	374	$373,532
Libbey Glass, Inc.
6.875%, 5/15/20	1,413	1,545,469
Tempur Sealy International, Inc.
6.875%, 12/15/20	3,125	3,433,594

		$5,352,595

Industrial Equipment — 0.5%
Accudyne Industries Borrower/Accudyne Industries, LLC
7.75%, 12/15/20(7)	1,945	$2,105,463
BlueLine Rental Finance Corp.
7.00%, 2/1/19(7)	840	890,400
CNH Capital, LLC
3.875%, 11/1/15	1,070	1,104,775
6.25%, 11/1/16	2,055	2,263,069
3.625%, 4/15/18	2,500	2,556,250
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(11)	85	67,376
Kennametal, Inc.
3.875%, 2/15/22	970	958,781

Security	Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Vander Intermediate Holding II Corp.
9.75%, 2/1/19(7)	320	$338,400

		$10,284,514

Insurance — 0.6%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC
7.875%, 12/15/20(7)	1,625	$1,746,875
American International Group, Inc.
4.875%, 9/15/16	500	545,868
5.60%, 10/18/16	600	664,956
6.25%, 5/1/36	500	621,945
Genworth Financial, Inc.
7.625%, 9/24/21	990	1,221,503
ING US, Inc.
2.90%, 2/15/18	1,190	1,220,700
5.70%, 7/15/43	200	227,067
Onex USI Acquisition Corp.
7.75%, 1/15/21(7)	3,115	3,262,962
PartnerRe Finance B, LLC
5.50%, 6/1/20	800	893,583
Principal Financial Group, Inc.
6.05%, 10/15/36	340	402,257

		$10,807,716

Leisure Goods / Activities / Movies — 1.0%
Activision Blizzard, Inc.
6.125%, 9/15/23(7)	1,190	$1,298,587
Bombardier, Inc.
4.75%, 4/15/19(7)	1,025	1,025,000
6.00%, 10/15/22(7)	2,075	2,075,000
Cinemark USA, Inc.
7.375%, 6/15/21	685	762,919
MISA Investments, Ltd.
8.625%, 8/15/18(7)(8)	1,670	1,724,275
NCL Corp., Ltd.
5.00%, 2/15/18(7)	1,445	1,506,412
Regal Entertainment Group
5.75%, 3/15/22	1,030	1,063,475
5.75%, 2/1/25	745	731,963
Royal Caribbean Cruises
11.875%, 7/15/15	530	602,875
7.25%, 6/15/16	660	742,500
7.25%, 3/15/18	1,680	1,965,600

25	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Seven Seas Cruises, S. de R.L.
9.125%, 5/15/19	3,285	$3,629,925
Viking Cruises, Ltd.
8.50%, 10/15/22(7)	435	495,900
WMG Acquisition Corp.
5.625%, 4/15/22(7)	2,060	2,096,050

		$19,720,481

Lodging and Casinos — 2.5%
Buffalo Thunder Development Authority
9.375%, 12/15/14(2)(7)	4,300	$1,720,000
Caesars Entertainment Operating Co., Inc.
5.625%, 6/1/15	4,900	4,826,500
8.50%, 2/15/20	5,545	4,935,050
GLP Capital, LP/GLP Financing II, Inc.
4.375%, 11/1/18(7)	320	329,200
4.875%, 11/1/20(7)	3,730	3,837,237
5.375%, 11/1/23(7)	810	836,325
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21(7)	3,645	3,815,859
Inn of the Mountain Gods Resort & Casino
9.25%, 11/30/20(7)	615	609,095
MGM Resorts International
6.625%, 12/15/21	3,290	3,623,112
7.75%, 3/15/22	3,970	4,625,050
Mohegan Tribal Gaming Authority
11.00%, 9/15/18(7)	1,560	1,572,675
Penn National Gaming, Inc.
5.875%, 11/1/21(7)	1,445	1,423,325
Playa Resorts Holding B.V.
8.00%, 8/15/20(7)	1,220	1,323,700
Station Casinos, LLC
7.50%, 3/1/21	2,535	2,753,644
Studio City Finance, Ltd.
8.50%, 12/1/20(7)	4,685	5,247,200
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp.
6.375%, 6/1/21(7)	530	524,700
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(7)	3,565	3,110,463
Waterford Gaming, LLC
8.625%, 9/15/14(3)(7)	2,436	910,254

Security	Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
7.75%, 8/15/20	1,945	$2,173,538

		$48,196,927

Metals / Mining — 0.3%
Barrick Gold Corp.
6.95%, 4/1/19	500	$587,174
First Quantum Minerals, Ltd.
6.75%, 2/15/20(7)	1,354	1,377,695
7.00%, 2/15/21(7)	1,354	1,384,465
Imperial Metals Corp.
7.00%, 3/15/19(7)	470	481,163
Nucor Corp.
5.20%, 8/1/43	120	122,139
Southern Copper Corp.
5.25%, 11/8/42	1,000	861,156
Xstrata Finance Canada, Ltd.
2.70%, 10/25/17(7)	1,150	1,165,111
6.00%, 11/15/41(7)	400	405,400

		$6,384,303

Mining, Steel, Iron and Nonprecious Metals — 0.5%
ArcelorMittal
6.75%, 2/25/22	4,000	$4,410,000
Eldorado Gold Corp.
6.125%, 12/15/20(7)	3,315	3,331,575
MMC Norilsk Nickel OJSC via MMC Finance, Ltd.
5.55%, 10/28/20(7)	1,350	1,333,125

		$9,074,700

Nonferrous Metals / Minerals — 0.7%
Barrick International Barbados Corp.
6.35%, 10/15/36(7)	950	$935,324
New Gold, Inc.
7.00%, 4/15/20(7)	950	1,003,438
6.25%, 11/15/22(7)	1,535	1,565,700
Novelis, Inc.
8.375%, 12/15/17	1,565	1,676,506
8.75%, 12/15/20	3,010	3,378,725
Quadra FNX Mining, Ltd.
7.75%, 6/15/19(7)	3,730	3,953,800

26	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
Teck Resources, Ltd.
4.75%, 1/15/22	1,000	$1,026,271
Vale, Inc.
6.875%, 11/21/36	700	749,334

		$14,289,098

Oil and Gas — 7.5%
Access Midstream Partners, LP/ACMP Finance Corp.
4.875%, 3/15/24	1,355	$1,353,306
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 5/20/20	1,245	1,353,938
7.00%, 5/20/22	4,620	5,070,450
AmeriGas Partners LP/AmeriGas Finance Corp.
6.25%, 8/20/19	1,570	1,695,600
Anadarko Finance Co.
7.50%, 5/1/31	465	593,620
Antero Resources Finance Corp.
6.00%, 12/1/20	473	505,519
5.375%, 11/1/21(7)	2,875	2,919,922
Atlas Pipeline Partners, LP/Atlas Pipeline Finance Corp.
4.75%, 11/15/21	820	783,100
Atwood Oceanics, Inc.
6.50%, 2/1/20	1,305	1,409,400
Berry Petroleum Co.
6.375%, 9/15/22	1,715	1,783,600
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	2,010	2,155,725
Bristow Group, Inc.
6.25%, 10/15/22	1,000	1,063,750
Calfrac Holdings, LP
7.50%, 12/1/20(7)	955	1,007,525
Chesapeake Energy Corp.
6.125%, 2/15/21	1,825	1,998,375
Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc.
6.625%, 11/15/19	1,100	1,146,750
Concho Resources, Inc.
7.00%, 1/15/21	1,800	1,993,500
6.50%, 1/15/22	685	750,075
5.50%, 4/1/23	5,200	5,434,000
Continental Resources, Inc.
7.125%, 4/1/21	1,535	1,738,388

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
CrownRock, LP/CrownRock Finance, Inc.
7.125%, 4/15/21(7)	2,045	$2,177,925
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	5,535	5,853,262
Denbury Resources, Inc.
8.25%, 2/15/20	1,674	1,828,845
Energy Transfer Partners, L.P.
3.60%, 2/1/23	1,200	1,150,074
Ensco PLC
4.70%, 3/15/21	900	968,542
EP Energy, LLC/EP Energy Finance, Inc.
9.375%, 5/1/20	3,055	3,547,619
EP Energy, LLC/Everest Acquisition Finance, Inc.
6.875%, 5/1/19	4,180	4,535,300
7.75%, 9/1/22	815	918,913
Halcon Resources Corp.
9.75%, 7/15/20(7)	1,055	1,139,400
Harvest Operations Corp.
6.875%, 10/1/17	920	998,200
Holly Energy Partners, LP/Holly Energy Finance Corp.
6.50%, 3/1/20	615	656,513
Kinder Morgan, Inc.
5.00%, 2/15/21(7)	3,650	3,673,794
Kodiak Oil & Gas Corp.
8.125%, 12/1/19	8,630	9,611,662
5.50%, 1/15/21	375	386,719
Laredo Petroleum, Inc.
7.375%, 5/1/22	5,880	6,556,200
MEG Energy Corp.
6.375%, 1/30/23(7)	2,210	2,298,400
Murphy Oil USA, Inc.
6.00%, 8/15/23(7)	4,165	4,321,187
Oasis Petroleum, Inc.
6.50%, 11/1/21	955	1,031,400
6.875%, 3/15/22(7)	2,805	3,050,437
6.875%, 1/15/23	3,030	3,302,700
Oil States International, Inc.
6.50%, 6/1/19	2,685	2,832,675
Parsley Energy LLC/Parsley Finance Corp.
7.50%, 2/15/22(7)	740	782,550
PBF Holding Co., LLC/PBF Finance Corp.
8.25%, 2/15/20	1,770	1,929,300

27	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Petrobras International Finance Co.
6.875%, 1/20/40	900	$895,942
Plains Exploration & Production Co.
6.125%, 6/15/19	1,000	1,108,750
6.875%, 2/15/23	750	838,125
Precision Drilling Corp.
6.625%, 11/15/20	1,150	1,236,250
6.50%, 12/15/21	2,390	2,569,250
Range Resources Corp.
6.75%, 8/1/20	1,815	1,969,275
Rockies Express Pipeline, LLC
3.90%, 4/15/15(7)	600	606,000
Rosetta Resources, Inc.
9.50%, 4/15/18	1,115	1,172,841
5.625%, 5/1/21	1,715	1,762,163
5.875%, 6/1/22	2,695	2,759,006
Rowan Cos., Inc.
7.875%, 8/1/19	1,000	1,216,326
Sabine Pass Liquefaction, LLC
5.625%, 2/1/21	3,640	3,771,950
5.625%, 4/15/23	2,940	2,936,325
Samson Investment Co.
10.75%, 2/15/20(7)	2,260	2,474,700
SandRidge Energy, Inc.
7.50%, 3/15/21	1,000	1,072,500
8.125%, 10/15/22	100	109,500
SESI, LLC
6.375%, 5/1/19	3,365	3,600,550
Seven Generations Energy, Ltd.
8.25%, 5/15/20(7)	4,000	4,400,000
SM Energy Co.
6.50%, 1/1/23	1,745	1,871,512
Southwestern Energy Co.
7.50%, 2/1/18	4,200	4,987,193
Tesoro Corp.
4.25%, 10/1/17	1,000	1,055,000
Ultra Petroleum Corp.
5.75%, 12/15/18(7)	520	547,300
Weatherford International, Ltd./Bermuda
9.625%, 3/1/19	800	1,039,889
WPX Energy, Inc.
5.25%, 1/15/17	770	827,750
6.00%, 1/15/22	3,405	3,507,150

		$146,643,407

Security	Principal Amount* (000’s omitted)	Value

Oil, Gas & Consumable Fuels — 0.1%
Concho Resources, Inc.
5.50%, 10/1/22	1,250	$1,309,375
Hess Corp.
5.60%, 2/15/41	500	551,060
Valero Energy Corp.
6.125%, 6/15/17	200	229,477
6.625%, 6/15/37	450	543,306

		$2,633,218

Publishing — 1.4%
Gannett Co., Inc.
5.125%, 7/15/20(7)	3,290	$3,396,925
Laureate Education, Inc.
9.25%, 9/1/19(7)	16,505	17,660,350
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
9.75%, 4/1/21(7)	3,640	4,149,600
Nielsen Finance LLC
5.00%, 4/15/22(7)	600	604,500
RR Donnelley & Sons Co.
6.00%, 4/1/24	530	535,300

		$26,346,675

Radio and Television — 0.7%
Clear Channel Communications, Inc.
9.00%, 12/15/19	226	$238,430
11.25%, 3/1/21	2,800	3,129,000
Clear Channel Worldwide Holdings, Inc.
Series A, 7.625%, 3/15/20	470	506,425
Series A, 6.50%, 11/15/22	1,100	1,172,875
Series B, 6.50%, 11/15/22	2,130	2,287,087
Crown Media Holdings, Inc.
10.50%, 7/15/19	1,095	1,245,563
LBI Media, Inc.
10.00%, 4/15/19(7)	1,830	1,903,200
Sirius XM Radio, Inc.
5.875%, 10/1/20(7)	745	785,975
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	1,470	1,525,125

		$12,793,680

28	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Real Estate Investment Trusts (REITs) — 0.1%
CubeSmart LP
4.80%, 7/15/22	711	$754,378
Digital Realty Trust, LP
5.875%, 2/1/20	681	746,752
Host Hotels & Resorts LP
4.75%, 3/1/23	500	523,959
Vornado Realty, LP
5.00%, 1/15/22	500	533,213

		$2,558,302

Retailers (Except Food and Drug) — 3.6%
Academy, Ltd./Academy Finance Corp.
9.25%, 8/1/19(7)	3,000	$3,288,750
Best Buy Co., Inc.
5.00%, 8/1/18	1,865	1,941,931
Burlington Holdings, LLC/Burlington Holding Finance, Inc.
9.00%, 2/15/18(7)(8)	1,954	2,007,735
Claire’s Stores, Inc.
9.00%, 3/15/19(7)	3,085	3,219,969
Express, LLC/Express Finance Corp.
8.75%, 3/1/18	10,414	10,921,891
Gap, Inc. (The)
5.95%, 4/12/21	1,000	1,127,677
Hot Topic, Inc.
9.25%, 6/15/21(7)	4,550	4,936,750
L Brands, Inc.
8.50%, 6/15/19	3,325	4,039,875
6.625%, 4/1/21	6,135	6,924,881
5.625%, 2/15/22	790	838,388
Macy’s Retail Holdings, Inc.
6.90%, 4/1/29	650	791,004
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc.
7.50%, 8/1/18(7)(8)	5,095	5,273,325
Michaels Stores, Inc.
7.75%, 11/1/18	835	896,581
Neiman Marcus Group, Ltd.
8.00%, 10/15/21(7)	1,760	1,942,600
8.75%, 10/15/21(7)(8)	2,230	2,475,300
New Academy Finance Co., LLC/New Academy Finance Corp.
8.00%, 6/15/18(7)(8)	6,365	6,547,994

Security	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Petco Animal Supplies, Inc.
9.25%, 12/1/18(7)	4,475	$4,821,812
Petco Holdings, Inc.
8.50%, 10/15/17(7)(8)	2,400	2,451,048
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	4,070	4,324,375
Total Capital International SA
2.70%, 1/25/23	960	912,170

		$69,684,056

Software and Services — 0.3%
Audatex North America, Inc.
6.00%, 6/15/21(7)	1,730	$1,855,425
Healthcare Technology Intermediate, Inc.
7.375%, 9/1/18(7)(8)	2,210	2,254,200
Microsoft Corp.
3.625%, 12/15/23	1,000	1,028,025
SunGard Availability Services Capital, Inc.
8.75%, 4/1/22(7)	1,445	1,454,031

		$6,591,681

Steel — 0.2%
AK Steel Corp.
8.75%, 12/1/18	910	$1,024,888
Steel Dynamics, Inc.
6.375%, 8/15/22	500	546,250
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20(7)	480	517,200
SunCoke Energy, Inc.
7.625%, 8/1/19	1,365	1,463,962

		$3,552,300

Super Retail — 0.1%
AutoNation, Inc.
5.50%, 2/1/20	1,080	$1,177,200

		$1,177,200

Surface Transport — 0.1%
Hertz Corp. (The)
7.50%, 10/15/18	25	$26,719

29	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Surface Transport (continued)
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(7)	1,045	$1,065,900

		$1,092,619

Technology — 0.1%
International Game Technology
7.50%, 6/15/19	1,170	$1,375,450
Western Union Co. (The)
6.20%, 11/17/36	500	501,709

		$1,877,159

Telecommunications — 5.6%
Alcoa, Inc.
5.95%, 2/1/37	750	$728,874
America Movil SAB de CV
5.00%, 10/16/19	300	333,000
AT&T, Inc.
5.80%, 2/15/19	1,350	1,560,947
Avaya, Inc.
9.00%, 4/1/19(7)	2,515	2,628,175
10.50%, 3/1/21(7)	4,690	4,373,831
Bharti Airtel International Netherlands BV
5.125%, 3/11/23(7)	700	699,125
CenturyLink, Inc.
6.75%, 12/1/23	3,155	3,364,019
Cogeco Cable, Inc.
4.875%, 5/1/20(7)	715	714,106
Colombia Telecomunicaciones SA ESP
5.375%, 9/27/22(7)	1,250	1,228,125
Columbus International, Inc.
7.375%, 3/30/21(7)	820	845,625
Digicel Group, Ltd.
7.125%, 4/1/22(7)	1,155	1,170,881
Digicel, Ltd.
8.25%, 9/1/17(7)	5,905	6,170,725
6.00%, 4/15/21(7)	2,310	2,367,750
Equinix, Inc.
7.00%, 7/15/21	1,340	1,499,125
Frontier Communications Corp.
7.625%, 4/15/24	285	299,250
Hughes Satellite Systems Corp.
6.50%, 6/15/19	3,235	3,566,587
Intelsat Jackson Holdings SA
7.25%, 10/15/20	2,350	2,558,562

Security		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Intelsat Luxembourg SA
7.75%, 6/1/21(7)		4,625	$4,885,156
8.125%, 6/1/23(7)		3,540	3,765,675
Koninklijke KPN NV
7.00% to 3/28/23, 3/28/73(7)(9)		500	519,251
News America, Inc.
8.00%, 10/17/16		350	409,037
NII International Telecom SCA
7.875%, 8/15/19(7)		2,090	1,431,650
SBA Telecommunications, Inc.
8.25%, 8/15/19		640	682,400
5.75%, 7/15/20		1,985	2,089,212
Sprint Capital Corp.
8.75%, 3/15/32		1,365	1,508,325
Sprint Communications, Inc.
9.125%, 3/1/17		1,225	1,454,688
9.00%, 11/15/18(7)		13,520	16,562,000
7.00%, 8/15/20		4,810	5,266,950
6.00%, 11/15/22		2,780	2,846,025
Sprint Corp.
7.25%, 9/15/21(7)		2,060	2,253,125
7.875%, 9/15/23(7)		5,770	6,361,425
T-Mobile USA, Inc.
5.25%, 9/1/18		4,725	5,014,406
6.25%, 4/1/21		1,100	1,167,375
6.633%, 4/28/21		1,735	1,871,631
6.731%, 4/28/22		1,160	1,247,000
6.625%, 4/1/23		2,170	2,311,050
6.836%, 4/28/23		580	624,225
Telecom Italia Capital SA
7.721%, 6/4/38		600	645,000
Telefonica Emisiones SAU
7.045%, 6/20/36		400	487,102
Verizon Communications, Inc.
4.50%, 9/15/20		2,499	2,718,845
Virgin Media Secured Finance PLC
5.50%, 1/15/25(7)		725	735,875
Wind Acquisition Finance SA
5.551%, 4/30/19(7)(10)	EUR	600	841,773
Wind Acquisition Holdings Finance SA
12.25%, 7/15/17(7)(8)		1,779	1,872,865
Windstream Corp.
8.125%, 9/1/18		2,490	2,658,075
7.75%, 10/1/21		1,455	1,571,400

30	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Windstream Corp. (continued)
7.50%, 6/1/22	1,870	$1,982,200
6.375%, 8/1/23	180	176,400

		$110,068,848

Utilities — 0.8%
AES Corp.
5.50%, 3/15/24	1,025	$1,019,875
AES Gener SA
5.25%, 8/15/21(7)	725	761,250
Duquesne Light Holdings, Inc.
5.90%, 12/1/21(7)	850	967,779
Edison Mission Energy
7.50%, 6/15/13(12)	1,060	967,250
Enel SpA
8.75% to 9/24/23, 9/24/73(7)(9)	600	674,760
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
6.875%, 8/15/17(7)	765	786,994
Iberdrola Finance Ireland, Ltd.
5.00%, 9/11/19(7)	1,500	1,650,139
ITC Holdings Corp.
5.30%, 7/1/43	750	792,554
NRG Energy, Inc.
8.25%, 9/1/20	3,910	4,310,775
7.875%, 5/15/21	2,015	2,226,575
PPL Capital Funding, Inc.
Series A, 6.70% to 3/30/17, 3/30/67(9)	750	754,254
Southwestern Electric Power Co.
6.20%, 3/15/40	565	684,420

		$15,596,625

Total Corporate Bonds & Notes (identified cost $1,041,040,540)		$1,097,010,547

Foreign Corporate Bonds — 0.1%

Security	Principal Amount (000’s omitted)	Value
Royal Bank of Scotland Group PLC, 6.10%, 6/10/23	$1,200	$1,247,970

Total Foreign Corporate Bonds (identified cost $1,200,919)		$1,247,970

Foreign Government Securities — 0.1%

Security	Principal Amount (000’s omitted)	Value

Government of Bermuda 5.603%, 7/20/20(7)	$1,960	$2,167,760

Total Foreign Government Securities (identified cost $2,125,469)		$2,167,760

Mortgage Pass-Throughs — 18.6%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, with various maturities to 2023(13)	$10,399	$11,030,246
5.50%, with various maturities to 2032(14)	3,717	4,029,569
6.00%, with various maturities to 2031	2,665	2,858,417
6.50%, with various maturities to 2032(13)	21,270	23,978,268
7.00%, with various maturities to 2036	15,218	17,390,621
7.13%, with maturity at 2023	250	282,859
7.50%, with various maturities to 2029	9,752	11,400,397
7.65%, with maturity at 2022	335	384,158
8.00%, with various maturities to 2030	6,199	7,186,052
8.25%, with maturity at 2020	153	173,711
8.30%, with maturity at 2020	600	680,828
8.50%, with various maturities to 2031	5,365	6,302,670
9.00%, with various maturities to 2031	1,220	1,364,603
9.50%, with various maturities to 2025	1,067	1,208,029
10.00%, with maturity at 2020	128	142,888
10.50%, with maturity at 2020	121	138,837
12.00%, with maturity at 2020	31	31,570
13.00%, with maturity at 2015	3	2,886

		$88,586,609

Federal National Mortgage Association:
2.396%, with maturity at 2022(15)	$1,121	$1,147,009
2.645%, with maturity at 2036(15)	2,564	2,645,145
4.50%, with maturity at 2042(13)	17,260	18,421,775
5.00%, with various maturities to 2040(13)	30,328	32,960,721
5.50%, with various maturities to 2033	5,370	5,904,687
5.521%, with maturity at 2037(15)	4,687	4,951,347
6.00%, with various maturities to 2033	9,537	10,521,432
6.322%, with maturity at 2032(15)	7,866	8,714,624
6.50%, with various maturities to 2036(13)	54,116	61,065,740
6.75%, with maturity at 2023	202	230,637
7.00%, with various maturities to 2036(13)	26,783	30,867,645
7.50%, with various maturities to 2035	10,823	12,812,238
8.00%, with various maturities to 2031	4,040	4,744,387
8.128%, with maturity at 2027(16)	1,007	1,175,856

31	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
8.25%, with maturity at 2018	$9	$10,308
8.341%, with maturity at 2029(16)	312	368,467
8.406%, with maturity at 2028(16)	357	416,751
8.449%, with maturity at 2024(16)	48	56,391
8.50%, with various maturities to 2030	4,778	5,596,272
8.612%, with maturity at 2027(16)	350	417,314
9.00%, with various maturities to 2027	6,102	7,192,586
9.072%, with maturity at 2018(16)	128	136,593
9.50%, with various maturities to 2030	1,688	1,957,795
9.616%, with maturity at 2025(16)	259	292,214
9.845%, with maturity at 2019(16)	140	153,684
10.00%, with various maturities to 2020	386	433,914
10.50%, with maturity at 2021	363	416,552
11.50%, with maturity at 2016	24	25,186

		$213,637,270

Government National Mortgage Association:
6.00%, with maturity at 2024	$1,462	$1,622,097
6.50%, with various maturities to 2032	10,592	12,064,097
7.00%, with various maturities to 2033	7,169	8,423,729
7.50%, with various maturities to 2032	15,126	17,903,258
8.00%, with various maturities to 2034	9,370	11,080,981
8.30%, with maturity at 2020	337	385,013
8.50%, with various maturities to 2022	540	629,477
9.00%, with various maturities to 2026	2,492	2,905,031
9.50%, with various maturities to 2026	3,697	4,354,418
10.00%, with maturity at 2019	192	218,930

		$59,587,031

Total Mortgage Pass-Throughs (identified cost $343,333,428)		$361,810,910

Collateralized Mortgage Obligations — 9.7%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 24, Class J, 6.25%, 11/25/23	$783	$865,162
Series 1497, Class K, 7.00%, 4/15/23	739	824,515
Series 1529, Class Z, 7.00%, 6/15/23	1,167	1,301,208
Series 1620, Class Z, 6.00%, 11/15/23	965	1,067,092
Series 1677, Class Z, 7.50%, 7/15/23	648	735,234
Series 1702, Class PZ, 6.50%, 3/15/24	8,099	9,028,474
Series 2113, Class QG, 6.00%, 1/15/29	1,559	1,726,325
Series 2122, Class K, 6.00%, 2/15/29	301	337,892
Series 2130, Class K, 6.00%, 3/15/29	204	228,926

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)
Series 2167, Class BZ, 7.00%, 6/15/29	$216	$245,014
Series 2182, Class ZB, 8.00%, 9/15/29	1,914	2,219,751
Series 2198, Class ZA, 8.50%, 11/15/29	2,370	2,750,775
Series 2245, Class A, 8.00%, 8/15/27	5,950	6,923,002
Series 2458, Class ZB, 7.00%, 6/15/32	1,975	2,237,493
Series 3762, Class SH, 9.691%, 11/15/40(17)	2,112	2,144,847
Series 3780, (Interest Only), Class PS, 6.295%, 8/15/35(17)(18)	15,843	1,757,802
Series 3973, (Interest Only), Class SG, 6.495%, 4/15/30(17)(18)	12,237	1,956,728
Series 4070, (Interest Only), Class S, 5.945%, 6/15/32(17)(18)	18,864	3,444,425
Series 4109, (Interest Only), Class ES, 5.995%, 12/15/41(17)(18)	15,000	1,245,555
Series 4109, (Interest Only), Class KS, 5.945%, 5/15/32(17)(18)	17,975	2,299,477
Series 4110, (Interest Only), Class SA, 5.495%, 9/15/42(17)(18)	14,444	1,792,290
Series 4149, (Interest Only), Class S, 6.095%, 1/15/33(17)(18)	8,910	1,763,507
Series 4186, (Interest Only), Class IQ, 4.00%, 12/15/28(18)	20,370	1,671,106
Series 4188, (Interest Only), Class AI, 3.50%, 4/15/28(18)	8,541	1,043,233
Series 4203, (Interest Only), Class QS, 6.095%, 5/15/43(17)(18)	6,723	1,305,583
Series 4233, (Interest Only), Class GI, 3.50%, 3/15/25(18)	13,557	1,082,575
Series 4273, Class PU, 4.00%, 11/15/43	20,702	20,961,265
Series 4273, Class SP, 11.588%, 11/15/43(17)	4,600	4,845,547

		$77,804,803

Federal National Mortgage Association:
Series G92-44, Class Z, 8.00%, 7/25/22	$134	$143,713
Series G92-44, Class ZQ, 8.00%, 7/25/22	217	233,845
Series G92-46, Class Z, 7.00%, 8/25/22	487	541,931
Series G92-60, Class Z, 7.00%, 10/25/22	749	825,556
Series G93-35, Class ZQ, 6.50%, 11/25/23	9,669	10,765,261
Series G93-40, Class H, 6.40%, 12/25/23	2,160	2,399,332
Series 1988-14, Class I, 9.20%, 6/25/18	123	134,476
Series 1989-1, Class D, 10.30%, 1/25/19	85	91,009
Series 1989-34, Class Y, 9.85%, 7/25/19	233	263,945
Series 1990-17, Class G, 9.00%, 2/25/20	143	161,836
Series 1990-27, Class Z, 9.00%, 3/25/20	87	99,985
Series 1990-29, Class J, 9.00%, 3/25/20	73	82,589
Series 1990-43, Class Z, 9.50%, 4/25/20	297	339,196
Series 1991-98, Class J, 8.00%, 8/25/21	152	171,267
Series 1992-77, Class ZA, 8.00%, 5/25/22	988	1,125,623

32	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
Series 1992-103, Class Z, 7.50%, 6/25/22	$65	$73,169
Series 1992-113, Class Z, 7.50%, 7/25/22	119	134,638
Series 1992-185, Class ZB, 7.00%, 10/25/22	240	267,870
Series 1993-16, Class Z, 7.50%, 2/25/23	632	715,248
Series 1993-22, Class PM, 7.40%, 2/25/23	479	540,599
Series 1993-25, Class J, 7.50%, 3/25/23	708	801,414
Series 1993-30, Class PZ, 7.50%, 3/25/23	1,241	1,395,338
Series 1993-42, Class ZQ, 6.75%, 4/25/23	1,729	1,927,450
Series 1993-56, Class PZ, 7.00%, 5/25/23	267	299,221
Series 1993-156, Class ZB, 7.00%, 9/25/23	293	329,172
Series 1994-45, Class Z, 6.50%, 2/25/24	2,194	2,444,041
Series 1994-89, Class ZQ, 8.00%, 7/25/24	1,384	1,597,902
Series 1996-57, Class Z, 7.00%, 12/25/26	1,329	1,502,993
Series 1997-77, Class Z, 7.00%, 11/18/27	535	605,652
Series 1998-44, Class ZA, 6.50%, 7/20/28	578	654,760
Series 1999-45, Class ZG, 6.50%, 9/25/29	196	218,593
Series 2000-22, Class PN, 6.00%, 7/25/30	1,728	1,943,461
Series 2001-37, Class GA, 8.00%, 7/25/16	136	142,862
Series 2002-1, Class G, 7.00%, 7/25/23	375	419,371
Series 2002-21, Class PE, 6.50%, 4/25/32	1,496	1,652,016
Series 2005-75, Class CS, 23.583%, 9/25/35(17)	948	1,653,197
Series 2007-74, Class AC, 5.00%, 8/25/37	17,600	19,141,054
Series 2010-99, (Interest Only), Class NS, 6.446%, 3/25/39(17)(18)	12,308	1,680,677
Series 2010-119, (Interest Only), Class SK, 5.846%, 4/25/40(17)(18)	11,420	1,204,181
Series 2010-124, (Interest Only), Class SJ, 5.896%, 11/25/38(17)(18)	9,136	1,345,362
Series 2010-151, (Interest Only), Class PI, 4.00%, 5/25/28(18)	36,413	2,703,603
Series 2011-49, Class NT, 6.00%, 6/25/41(17)	2,818	3,026,551
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(18)	17,530	2,157,088
Series 2011-101, (Interest Only), Class IE, 3.50%, 10/25/26(18)	9,750	1,178,537
Series 2012-24, (Interest Only), Class S, 5.346%, 5/25/30(17) (18)	7,908	987,156
Series 2012-33, (Interest Only), Class CI, 3.50%, 3/25/27(18)	16,968	2,112,652
Series 2012-56, (Interest Only), Class SU, 6.596%, 8/25/26(17)(18)	10,774	1,225,205
Series 2012-124, (Interest Only), Class IO, 1.497%, 11/25/42(18)	20,449	1,169,442
Series 2012-129, (Interest Only), Class IO, 5.00%, 12/25/42(18)	8,272	1,863,143
Series 2012-150, (Interest Only), Class SK, 5.996%, 1/25/43(17)(18)	11,198	2,138,706

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
Series 2013-6, (Interest Only), Class TI, 4.50%, 2/25/43(18)	$29,300	$5,697,721
Series 2013-12, (Interest Only), Class SP, 5.496%, 11/25/41(17)(18)	6,504	1,074,376
Series 2013-15, (Interest Only), Class DS, 6.046%, 3/25/33(17)(18)	23,153	4,640,289
Series 2013-16, (Interest Only), Class SY, 5.996%, 3/25/43(17)(18)	5,131	1,042,568
Series 2013-54, (Interest Only), Class HS, 6.146%, 10/25/41(17)(18)	9,417	1,635,075
Series 2013-64, (Interest Only), Class PS, 6.096%, 4/25/43(17)(18)	9,514	1,849,503
Series 2013-75, (Interest Only), Class SC, 6.096%, 7/25/42(17)(18)	21,795	3,914,294
Series 2013-123, Class VS, 11.589%, 9/25/41(17)	3,057	3,222,421

		$101,708,135

Government National Mortgage Association:
Series 2002-45, Class PG, 6.00%, 3/17/32	$1,874	$1,987,607
Series 2005-72, Class E, 12.00%, 11/16/15	24	24,746
Series 2012-50, (Principal Only), Class CO, 0.00%, 8/20/40(19)	888	694,501
Series 2013-24, Class KS, 5.572%, 2/20/43(17)	3,861	3,675,525
Series 2013-124, Class LS, 11.982%, 5/20/41(17)	2,120	2,185,102
Series 2013-168, Class US, 11.582%, 11/20/43(17)	1,749	1,804,913

		$10,372,394

Total Collateralized Mortgage Obligations (identified cost $185,209,908)		$189,885,332

Commercial Mortgage-Backed Securities — 9.2%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC, Series 2013-1, Class A, 2.40%, 11/15/25(7)	$2,150	$2,159,007
ACRE, Series 2010-ARTA, Class D, 7.443%, 1/14/29(7)	3,000	3,384,652
BACM, Series 2004-6, Class A5, 4.811%, 12/10/42	820	828,303
BACM, Series 2006-3, Class A4, 5.889%, 7/10/44(16)	1,968	2,131,183
BACM, Series 2006-5, Class AM, 5.448%, 9/10/47	3,000	3,218,689
BAMLL, Series 2013-DSNY, Class E, 2.755%, 9/15/26(7)(16)	1,500	1,509,252
BSCMS, Series 2002-TOP8, Class C, 5.22%, 8/15/38(16)	2,000	2,040,910
BSCMS, Series 2005-PW10, Class A4, 5.405%, 12/11/40(16)	3,352	3,519,813

33	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

BSCMS, Series 2005-PWR7, Class A3, 5.116%, 2/11/41(16)	$2,361	$2,417,655
BSCMS, Series 2006-PW14, Class A4, 5.201%, 12/11/38	1,395	1,523,722
CDCMT, Series 2005-CD1, Class AJ, 5.216%, 7/15/44(16)	3,650	3,833,827
CDCMT, Series 2006-CD2, Class A4, 5.302%, 1/15/46(16)	1,472	1,569,148
CDCMT, Series 2006-CD3, Class A5, 5.617%, 10/15/48	4,095	4,439,756
CGCMT, Series 2004-C1, Class A4, 5.406%, 4/15/40(16)	114	114,353
CGCMT, Series 2012-GC8, Class A2, 1.813%, 9/10/45	3,113	3,129,454
COMM, Series 2006-C7, Class AM, 5.793%, 6/10/46(16)	4,620	4,979,307
COMM, Series 2006-C8, Class A4, 5.306%, 12/10/46	635	689,039
COMM, Series 2012-CR2, Class AM, 3.791%, 8/15/45	395	400,675
COMM, Series 2012-CR2, Class D, 4.858%, 8/15/45(7)(16)	1,440	1,436,589
COMM, Series 2012-LC4, Class AM, 4.063%, 12/10/44	750	781,713
COMM, Series 2012-LC4, Class C, 5.648%, 12/10/44(16)	600	662,826
COMM, Series 2013-CR9, Class D, 4.261%, 7/10/45(7)(16)	3,000	2,667,034
COMM, Series 2013-CR10, Class D, 4.797%, 8/10/46(7)(16)	3,500	3,209,055
COMM, Series 2013-CR11, Class D, 5.172%, 10/10/46(7)(16)	1,125	1,075,804
COMM, Series 2014-UBS2, Class A2, 2.82%, 3/10/47	2,200	2,246,320
CSFB, Series 2003-C5, Class D, 5.116%, 12/15/36(16)	2,217	2,225,687
CSFB, Series 2004-C3, Class A5, 5.113%, 7/15/36(16)	600	603,658
CSMC, Series 2006-C3, Class A3, 5.792%, 6/15/38(16)	1,934	2,097,631
CSMC, Series 2006-C4, Class A3, 5.467%, 9/15/39	632	685,309
DBUBS, Series 2011-LC1A, Class A1, 3.742%, 11/10/46(7)	1,009	1,056,895
DDR, Series 2009-DDR1, Class C, 6.223%, 10/14/22(7)	2,165	2,207,673
ESA, Series 2013-ESH5, Class D5, 3.391%, 12/5/31(7)(16)	500	508,510
ESA, Series 2013-ESH7, Class D7, 4.036%, 12/5/31(7)(16)	4,000	4,162,224
GECMC, Series 2005-C1, Class A3, 4.578%, 6/10/48	420	422,931
GMACC, Series 2004-C3, Class A5, 4.864%, 12/10/41	1,850	1,884,282
GSMS, Series 2004-GG2, Class A6, 5.396%, 8/10/38(16)	1,457	1,460,166

Security	Principal Amount (000’s omitted)	Value

GSMS, Series 2013-KYO, Class B, 1.604%, 11/8/29(7)(16)	$2,500	$2,508,416
HILT, Series 2013-HLT, Class DFX, 4.407%, 11/5/30(7)	2,400	2,450,200
IHSFR, Series 2013-SFR1, Class C, 2.10%, 12/17/30(7)(16)	650	649,611
JPMBB, Series 2013-C17, Class D, 4.888%, 1/15/47(7)	3,000	2,754,711
JPMCC, Series 2004-CBX, Class A5, 4.654%, 1/12/37	317	317,852
JPMCC, Series 2005-LDP4, Class A4, 4.918%, 10/15/42(16)	2,841	2,979,892
JPMCC, Series 2005-LDP5, Class AJ, 5.361%, 12/15/44(16)	1,000	1,058,909
JPMCC, Series 2006-CB14, Class A4, 5.481%, 12/12/44(16)	3,392	3,596,564
JPMCC, Series 2006-CB16, Class A4, 5.552%, 5/12/45	1,727	1,867,153
JPMCC, Series 2006-LDP7, Class A4, 5.845%, 4/15/45(16)	3,990	4,350,554
JPMCC, Series 2006-LDP7, Class AM, 5.845%, 4/15/45(16)	500	547,916
JPMCC, Series 2006-LDP8, Class A4, 5.399%, 5/15/45	2,425	2,627,528
JPMCC, Series 2006-LDP9, Class A3, 5.336%, 5/15/47	1,750	1,912,863
JPMCC, Series 2006-LDP9, Class AM, 5.372%, 5/15/47	3,000	3,158,937
JPMCC, Series 2010-C2, Class D, 5.509%, 11/15/43(7)(16)	3,247	3,539,620
JPMCC, Series 2010-CNTR, Class A2, 4.311%, 8/5/32(7)	3,750	4,023,919
JPMCC, Series 2011-C3, Class A2, 3.673%, 2/15/46(7)	2,000	2,093,066
JPMCC, Series 2012-CBX, Class A2, 1.81%, 6/15/45	4,500	4,563,108
JPMCC, Series 2012-CBX, Class AS, 4.271%, 6/15/45	1,000	1,051,875
JPMCC, Series 2013-LC11, Class AS, 3.216%, 4/15/46	1,110	1,069,431
JPMCC, Series 2014-FBLU, Class D, 2.755%, 12/15/28(7)	1,500	1,504,906
LB-UBS, Series 2006-C1, Class A4, 5.156%, 2/15/31	2,000	2,125,418
LB-UBS, Series 2006-C7, Class AM, 5.378%, 11/15/38	1,750	1,906,017
MLCFC, Series 2006-4, Class A3, 5.172%, 12/12/49	5,000	5,389,672
MLMT, Series 2004-BPC1, Class A5, 4.855%, 10/12/41(16)	2,105	2,124,889
Motel 6, Series 2012-MTL6, Class D, 3.781%, 10/5/25(7)	3,045	3,075,248
MSC, Series 2003-T11, Class B, 5.472%, 6/13/41(16)	584	584,864
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40(16)	706	711,677

34	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

MSC, Series 2005-HQ5, Class A4, 5.168%, 1/14/42	$1,104	$1,128,197
MSC, Series 2005-T17, Class A5, 4.78%, 12/13/41	1,520	1,546,234
MSC, Series 2006-HQ8, Class A4, 5.418%, 3/12/44(16)	5,126	5,444,288
MSC, Series 2006-IQ12, Class A4, 5.332%, 12/15/43	3,922	4,255,057
MSC, Series 2014-C15, Class D, 4.899%, 4/15/47(7)	1,000	889,180
RBSCF, Series 2010-MB1, Class C, 4.688%, 4/15/24(7)(16)	500	514,728
WBCMT, Series 2004-C11, Class A5, 5.215%, 1/15/41(16)	408	408,800
WBCMT, Series 2004-C12, Class A4, 5.398%, 7/15/41(16)	69	68,830
WBCMT, Series 2006-C23, Class A4, 5.418%, 1/15/45(16)	2,834	2,999,118
WBCMT, Series 2006-C24, Class A3, 5.558%, 3/15/45(16)	2,500	2,680,177
WBCMT, Series 2006-C27, Class A3, 5.765%, 7/15/45(16)	2,922	3,146,349
WBCMT, Series 2006-C28, Class A4, 5.572%, 10/15/48	3,731	4,056,268
WBCMT, Series 2006-C28, Class AM, 5.603%, 10/15/48(16)	3,000	3,262,378
WBCMT, Series 2006-C29, Class A4, 5.308%, 11/15/48	3,945	4,297,087
WFCM, Series 2013-LC12, Class D, 4.304%, 7/15/46(7)(16)	3,000	2,633,808
WF-RBS, Series 2012-C9, Class D, 4.804%, 11/15/45(7)(16)	2,750	2,604,704
WF-RBS, Series 2013-C13, Class AS, 3.345%, 5/15/45	660	642,384
WF-RBS, Series 2014-LC14, Class D, 4.586%, 3/15/47(7)(16)	3,000	2,642,778

Total Commercial Mortgage-Backed Securities (identified cost $177,695,682)		$179,048,233

Asset-Backed Securities — 1.1%

Security	Principal Amount (000’s omitted)	Value
AESOP, Series 2014-1A, Class B, 2.96%, 7/20/20(7)	$1,335	$1,329,842
Apidos CDO, Series 2014-17A, Class B, 3.084%, 4/17/26(7)(10)(20)	750	743,025
Apidos CDO, Series 2014-17A, Class C, 3.534%, 4/17/26(7)(10)(20)	1,000	956,000
Apidos CDO, Series 2014-17A, Class D, 4.984%, 4/17/26(7)(10)(20)	1,000	923,700
Babson Ltd., Series 2005-1A, Class C1, 2.189%, 4/15/19(7)(10)	753	727,701

Security	Principal Amount (000’s omitted)	Value

Centurion CDO VIII Ltd., Series 2005-8A, Class D, 5.735%, 3/8/17(7)(10)	$985	$985,638
Centurion CDO IX Ltd., Series 2005-9A, Class D1, 4.988%, 7/17/19(7)(10)	500	479,901
CIFC Funding, Ltd., Series 2013-2A, Class A3L, 2.887%, 4/21/25(7)(10)	3,100	3,021,564
Comstock Funding Ltd., Series 2006-1A, Class D, 4.483%, 5/30/20(7)(10)	1,844	1,824,549
Diamond Resorts Owner Trust, Series 2013-2, Class A, 2.27%, 5/20/26(7)	3,385	3,387,530
Invitation Homes Trust, Series 2013-SFR1, Class D, 2.40%, 12/17/30(7)(10)	1	1,018,842
MVW Owner Trust, Series 2013-1A, Class A, 2.15%, 4/22/30(7)	1,119	1,127,524
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 2.988%, 7/17/25(7)(10)	1,075	1,058,835
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.588%, 7/17/25(7)(10)	1,075	1,034,412
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.738%, 7/17/25(7)(10)	1,300	1,194,086
Sierra Receivable Funding Co., LLC Series 2014-1A, Class B, 2.42%, 3/20/30(7)	2,425	2,421,130

Total Asset-Backed Securities (identified cost $21,984,793)		$22,234,279

U.S. Government Agency Obligations — 1.2%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Bank:
4.125%, 12/13/19(13)	$3,975	$4,414,249
5.25%, 12/9/22	9,000	10,570,590
5.375%, 5/15/19(13)	6,585	7,705,036

Total U.S. Government Agency Obligations (identified cost $21,818,734)		$22,689,875

U.S. Treasury Obligations — 1.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 8.875%, 2/15/19	$25,000	$33,525,400

Total U.S. Treasury Obligations (identified cost $34,615,298)		$33,525,400

35	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Portfolio of Investments — continued

Tax-Exempt Investments — 0.0%(5)

Security	Principal Amount (000’s omitted)	Value

Detroit, MI, Water Supply System, 5.25%, 7/1/41	$200,000	$189,590

Total Tax-Exempt Investments (identified cost $182,124)		$189,590

Common Stocks — 0.8%

Security	Shares	Value

Automotive — 0.1%
Dayco Products, LLC(3)(11)	25,372	$1,141,740

		$1,141,740

Building and Development — 0.2%
Panolam Holdings Co.(3)(21)(22)	3,677	$3,583,531

		$3,583,531

Food Service — 0.0%(5)
Buffets Restaurants Holdings, Inc.(3)(11)(21)	55,884	$307,362

		$307,362

Home Furnishings — 0.0%(5)
Sanitec Europe Oy B Units(3)(11)	27,040	$112,049
Sanitec Europe Oy E Units(3)(11)(21)	25,787	0

		$112,049

Lodging and Casinos — 0.0%(5)
Affinity Gaming, LLC(3)(11)(21)	46,819	$538,421
Tropicana Entertainment, Inc.(11)(21)	17,051	315,273

		$853,694

Nonferrous Metals / Minerals — 0.0%(5)
Euramax International, Inc.(11)(21)	1,636	$529,687

		$529,687

Publishing — 0.5%
ION Media Networks, Inc.(3)(11)	5,187	$1,597,492
Media General, Inc.(3)(21)	428,872	7,642,027
MediaNews Group, Inc.(3)(11)(21)	14,016	332,874

		$9,572,393

Total Common Stocks (identified cost $4,686,391)		$16,100,456

Convertible Bonds — 0.0%(5)

Security	Principal Amount (000’s omitted)	Value

Business Equipment and Services — 0.0%(5)
Mood Media Corp., 10.00%, 10/31/15(3)(22)	$75	$53,925

Total Convertible Bonds (identified cost $0)		$53,925

Preferred Stocks — 0.4%

Security	Shares	Value

Banks and Thrifts — 0.3%
Banco Santander SA, 5.95% to 1/30/19(7)(9)	265	$278,412
Credit Agricole SA, 8.125% to 9/9/18(7)(9)	735	844,484
Farm Credit Bank of Texas, 6.75% to 9/15/23(7)(9)	8,833	903,726
Fifth Third Bancorp, 5.10% to 6/30/23(9)	500	467,696
PNC Financial Services Group, Inc. (The), 4.85% to 6/1/23(9)	1,300	1,245,819
State Street Corp., 5.90% to 3/15/24(9)(21)	40,000	1,035,260

		$4,775,397

Electronics / Electrical — 0.1%
Electricite de France SA, 5.25% to 1/29/23(7)(9)	1,000	$1,013,042
Entergy Arkansas, Inc., 4.75%	35,000	725,637

		$1,738,679

Oil, Gas & Consumable Fuels — 0.0%(5)
Chesapeake Energy Corp., 4.50%, Convertible	6,331	$579,350

		$579,350

Utilities — 0.0%(5)
AES Gener SA, 8.375% to 6/18/19(7)(9)	700	$760,523

		$760,523

Total Preferred Stocks (identified cost $7,748,379)		$7,853,949

Closed-End Funds — 1.0%

Security	Shares	Value
BlackRock Corporate High Yield Fund, Inc.	1,635,000	$20,045,100

Total Closed-End Funds (identified cost $20,376,030)		$20,045,100

36	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Portfolio of Investments — continued

Warrants — 0.0%(5)

Security	Shares	Value

Chemicals and Plastics — 0.0%
Foamex, Series B, Expires 12/31/15(3)(11)(21)	663	$0

		$0

Food Products — 0.0%(5)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(21)	1,745	$218,125

		$218,125

Total Warrants (identified cost $0)		$218,125

Miscellaneous — 0.0%(5)

Security	Shares	Value

Cable and Satellite Television — 0.0%(5)
Adelphia, Inc., Escrow Certificate(21)	300,000	$2,475
Adelphia, Inc., Escrow Certificate(21)	2,500,000	20,625

		$23,100

Oil and Gas — 0.0%(5)
SemGroup Corp., Escrow Certificate(21)	6,135,000	$122,700

		$122,700

Total Miscellaneous (identified cost $0)		$145,800

Interest Rate Swaptions Purchased — 0.1%

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value

Options to receive 3-month USD-LIBOR-BBA Rate and pay 5.25%	Credit Suisse International	2/28/17	$52,500	$1,202,407

Total Interest Rate Swaptions Purchased (identified cost $2,535,750)				$1,202,407

Short-Term Investments — 0.8%

Security			Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.14%(23)			$15,523	$15,523,260

Total Short-Term Investments (identified cost $15,523,260)				$15,523,260

Total Investments — 161.0% (identified cost $3,049,090,813)				$3,140,605,220

Less Unfunded Loan Commitments — (0.0)%(5)				$(616,267)

Net Investments — 161.0% (identified cost $3,048,474,546)				$3,139,988,953

Interest Rate Swaptions Written — (0.1)%

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 5.25%	Citibank NA	2/28/17	$52,500	$(1,202,407)

Total Interest Rate Swaptions Written (premiums received $2,031,750)				$(1,202,407)

Other Assets, Less Liabilities — (47.2)%				$(921,338,489)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (13.7)%				$(266,628,595)

Net Assets Applicable to Common Shares — 100.0%				$1,950,819,462

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

37	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Portfolio of Investments — continued

ACRE	–	Americold LLC Trust
AESOP	–	Avis Budget Rental Car Funding LLC
BACM	–	Banc of America Commercial Mortgage Trust
BAMLL	–	Banc of America Merrill Lynch Large Loan, Inc.
BSCMS	–	Bear Stearns Commercial Mortgage Securities Trust
CDCMT	–	CD Commercial Mortgage Trust
CGCMT	–	Citigroup Commercial Mortgage Trust
COMM	–	Commercial Mortgage Pass-Through Certificates
CSFB	–	Credit Suisse First Boston Mortgage Securities Trust
CSMC	–	Credit Suisse Commercial Mortgage Trust
DBUBS	–	DBUBS Mortgage Trust
DDR	–	Developers Diversified Realty Corp.
ESA	–	Extended Stay America Trust
GECMC	–	General Electric Commercial Mortgage Corp.
GMACC	–	GMAC Commercial Mortgage Securities, Inc. Trust
GSMS	–	Goldman Sachs Mortgage Securities Corp. II
HILT	–	Hilton USA Trust
IHSFR	–	Invitation Homes Trust
JPMBB	–	JPMBB Commercial Mortgage Securities Trust
JPMCC	–	JPMorgan Chase Commercial Mortgage Securities Trust
LB-UBS	–	LB-UBS Commercial Mortgage Trust
MLCFC	–	ML-CFC Commercial Mortgage Trust
MLMT	–	Merrill Lynch Mortgage Trust
MSC	–	Morgan Stanley Capital I Trust
PIK	–	Payment In Kind
RBSCF	–	Royal Bank of Scotland Commercial Funding
WBCMT	–	Wachovia Bank Commercial Mortgage Trust
WFCM	–	Wells Fargo Commercial Mortgage Trust
WF-RBS	–	WF-RBS Commercial Mortgage Trust

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 13).

(4)	This Senior Loan will settle after March 31, 2014, at which time the interest rate will be determined.

(5)	Amount is less than 0.05% or (0.05)%, as applicable.

(6)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2014, the aggregate value of these securities is $529,523,148 or 27.1% of the Fund’s net assets applicable to common shares.

(8)

Represents a payment-in-kind security which may pay all or a portion of interest in additional principal. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(9)	Security converts to floating rate after the indicated fixed-rate coupon period.

(10)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2014.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(12)	Defaulted matured security.

(13)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(14)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(15)	Adjustable rate mortgage security. Rate shown is the rate at March 31, 2014.

(16)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2014.

(17)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at March 31, 2014.

(18)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(19)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(20)	When-issued security.

(21)	Non-income producing security.

(22)	Restricted security (see Note 8).

(23)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2014.

38	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Statement of Assets and Liabilities

Assets	March 31, 2014
Unaffiliated investments, at value (identified cost, $3,032,951,286)	$3,124,465,693
Affiliated investment, at value (identified cost, $15,523,260)	15,523,260
Cash	18,956,818
Restricted cash*	1,719,225
Foreign currency, at value (identified cost, $8,421,905)	8,420,690
Interest and dividends receivable	30,291,123
Interest receivable from affiliated investment	2,357
Receivable for investments sold	10,819,630
Receivable for variation margin on open financial futures contracts	1,406
Receivable for open forward foreign currency exchange contracts	3,514
Tax reclaims receivable	955
Prepaid expenses	44,569
Total assets	$3,210,249,240

Liabilities
Notes payable	$828,200,000
Written swaptions outstanding, at value (premiums received, $2,031,750)	1,202,407
Payable for reverse repurchase agreements, including accrued interest of $10,730	117,730,730
Payable for investments purchased	39,416,730
Payable for when-issued securities	2,622,725
Payable for open forward foreign currency exchange contracts	431,660
Distributions payable	2,319
Payable to affiliates:
Investment adviser fee	2,012,197
Accrued expenses	1,182,415
Total liabilities	$992,801,183
Auction preferred shares (10,665 shares outstanding) at liquidation value plus cumulative unpaid dividends	$266,628,595
Net assets applicable to common shares	$1,950,819,462

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 117,547,018 shares issued and outstanding	$1,175,470
Additional paid-in capital	2,162,844,150
Accumulated net realized loss	(304,933,483)
Accumulated distributions in excess of net investment income	(232,187)
Net unrealized appreciation	91,965,512
Net assets applicable to common shares	$1,950,819,462

Net Asset Value Per Common Share
($1,950,819,462 ÷ 117,547,018 common shares issued and outstanding)	$16.60

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

39	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Statement of Operations

Investment Income	Year Ended March 31, 2014
Interest and other income	$151,712,228
Dividends	1,150,695
Interest allocated from affiliated investment	31,657
Expenses allocated from affiliated investment	(3,852)
Total investment income	$152,890,728

Expenses
Investment adviser fee	$22,363,473
Trustees’ fees and expenses	68,000
Custodian fee	826,118
Transfer and dividend disbursing agent fees	19,546
Legal and accounting services	301,365
Printing and postage	492,149
Interest expense and fees	8,559,106
Preferred shares service fee	392,463
Miscellaneous	184,340
Total expenses	$33,206,560
Deduct —
Reduction of custodian fee	$498
Total expense reductions	$498

Net expenses	$33,206,062

Net investment income	$119,684,666

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$15,138,560
Investment transactions allocated from affiliated investment	288
Financial futures contracts	932,118
Foreign currency and forward foreign currency exchange contract transactions	(3,478,974)
Net realized gain	$12,591,992
Change in unrealized appreciation (depreciation) —
Investments	$(18,638,864)
Written swaptions	829,343
Financial futures contracts	320,938
Foreign currency and forward foreign currency exchange contracts	(1,690,251)
Net change in unrealized appreciation (depreciation)	$(19,178,834)

Net realized and unrealized loss	$(6,586,842)

Distributions to preferred shareholders
From net investment income	$(311,324)

Net increase in net assets from operations	$112,786,500

40	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Statements of Changes in Net Assets

	Year Ended March 31,
Increase (Decrease) in Net Assets	2014	2013
From operations —
Net investment income	$119,684,666	$122,176,628
Net realized gain from investment transactions, financial futures contracts, and foreign currency and forward foreign currency exchange contract transactions	12,591,992	39,746,247
Net change in unrealized appreciation (depreciation) from investments, written swaptions, financial futures contracts, foreign currency and forward foreign currency exchange contracts	(19,178,834)	21,071,202
Distributions to preferred shareholders —
From net investment income	(311,324)	(487,368)
Net increase in net assets from operations	$112,786,500	$182,506,709
Distributions to common shareholders —
From net investment income	$(138,510,416)	$(142,076,310)
Tax return of capital	(4,937,999)	(3,846,735)
Total distributions to common shareholders	$(143,448,415)	$(145,923,045)
Capital share transactions —
Reinvestment of distributions to common shareholders	$663,888	$2,729,513
Net increase in net assets from capital share transactions	$663,888	$2,729,513

Net increase (decrease) in net assets	$(29,998,027)	$39,313,177

Net Assets Applicable to Common Shares
At beginning of year	$1,980,817,489	$1,941,504,312
At end of year	$1,950,819,462	$1,980,817,489

Accumulated distributions in excess of net investment income included in net assets applicable to common shares
At end of year	$(232,187)	$(229,868)

41	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Statement of Cash Flows

Cash Flows From Operating Activities	Year Ended March 31, 2014
Net increase in net assets from operations	$112,786,500
Distributions to preferred shareholders	311,324
Net increase in net assets from operations excluding distributions to preferred shareholders	$113,097,824
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(1,428,027,076)
Investments sold and principal repayments	1,100,014,680
Decrease in short-term investments, net	2,693,667
Net amortization/accretion of premium (discount)	26,121,127
Increase in restricted cash	(1,719,225)
Increase in interest and dividends receivable	(3,001,160)
Increase in interest receivable from affiliated investment	(584)
Decrease in receivable for variation margin on open financial futures contracts	50,270
Decrease in receivable for open forward foreign currency exchange contracts	1,263,803
Increase in tax reclaims receivable	(955)
Increase in prepaid expenses	(3,525)
Decrease in other assets	173,655
Increase in written swaptions outstanding	1,202,407
Increase in payable for open forward foreign currency exchange contracts	382,231
Increase in payable to affiliate for investment adviser fee	220,747
Increase in accrued expenses	201,966
Decrease in accrued interest on reverse repurchase agreements	(1,743)
Decrease in unfunded loan commitments	(1,858,733)
Net change in unrealized (appreciation) depreciation from investments	18,638,864
Net realized gain from investments	(15,138,560)
Net cash used in operating activities	$(185,690,320)

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(142,782,208)
Cash distributions to preferred shareholders	(311,808)
Proceeds from notes payable	464,000,000
Repayment of notes payable	(132,000,000)
Proceeds from reverse repurchase agreements, net	10,809,000
Net cash provided by financing activities	$199,714,984

Net increase in cash*	$14,024,664

Cash at beginning of year(1)	$13,352,844

Cash at end of year(1)	$27,377,508

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$663,888
Cash paid for interest and fees on borrowings and reverse repurchase agreements	8,298,370

(1)	Balance includes foreign currency, at value.

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(26).

42	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Year Ended March 31,		Period Ended March 31, 2012(1)		Year Ended April 30,
	2014	2013			2011	2010	2009
Net asset value — Beginning of period (Common shares)	$16.860	$16.550	$17.060		$16.630	$12.960	$16.330

Income (Loss) From Operations
Net investment income(2)	$1.018	$1.041	$1.007		$1.118	$1.213	$1.348
Net realized and unrealized gain (loss)	(0.055)	0.516	(0.368)		0.697	3.809	(3.290)
Distributions to preferred shareholders
From net investment income(2)	(0.003)	(0.004)	(0.003)		(0.007)	(0.007)	(0.058)

Total income (loss) from operations	$0.960	$1.553	$0.636		$1.808	$5.015	$(2.000)

Less Distributions to Common Shareholders
From net investment income	$(1.178)	$(1.210)	$(1.103)		$(1.319)	$(1.345)	$(1.347)
Tax return of capital	(0.042)	(0.033)	(0.043)		(0.059)	—	(0.023)

Total distributions to common shareholders	$(1.220)	$(1.243)	$(1.146)		$(1.378)	$(1.345)	$(1.370)

Net asset value — End of period (Common shares)	$16.600	$16.860	$16.550		$17.060	$16.630	$12.960

Market value — End of period (Common shares)	$15.250	$17.100	$16.050		$16.080	$16.600	$11.580

Total Investment Return on Net Asset Value(3)	6.50%	9.80%	4.44	%(4)	11.68%	40.73%	(10.71)%

Total Investment Return on Market Value(3)	(3.53)%	14.83%	7.40	%(4)	5.52%	57.21%	(14.85)%

43	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Year Ended March 31,		Period Ended March 31, 2012(1)		Year Ended April 30,
Ratios/Supplemental Data	2014	2013			2011	2010	2009
Net assets applicable to common shares, end of period (000’s omitted)	$1,950,819	$1,980,817	$1,941,504		$2,001,368	$1,950,179	$1,456,963
Ratios (as a percentage of average daily net assets applicable to common shares):(5)
Expenses excluding interest and fees(6)	1.27%	1.16%	1.19	%(7)	1.15%	1.02%	1.09%
Interest and fee expense(8)	0.44%	0.44%	0.52	%(7)	0.61%	1.04%	1.37%
Total expenses	1.71%	1.60%	1.71	%(7)	1.76%	2.06%	2.46%
Net investment income	6.16%	6.25%	6.68	%(7)	6.73%	7.90%	9.91%
Portfolio Turnover	37%	46%	42	%(4)	46%	46%	27%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares and borrowings under the credit agreement, are as follows:

Ratios (as a percentage of average daily net assets applicable to common shares plus preferred shares and borrowings):(5)
Expenses excluding interest and fees(6)	0.86%	0.85%	0.86	%(7)	0.83%	0.69%	0.71%
Interest and fee expense(8)	0.30%	0.32%	0.38	%(7)	0.44%	0.70%	0.90%
Total expenses	1.16%	1.17%	1.24	%(7)	1.27%	1.39%	1.61%
Net investment income	4.16%	4.57%	4.82	%(7)	4.85%	5.31%	6.48%
Senior Securities:
Total notes payable outstanding (in 000’s)	$828,200	$496,200	$439,200		$418,200	$526,200	$619,200
Asset coverage per $1,000 of notes payable(9)	$3,677	$5,529	$6,028		$6,423	$5,213	$3,784
Total preferred shares outstanding	10,665	10,665	10,665		10,665	10,665	10,665
Asset coverage per preferred share(10)	$69,546	$89,917	$93,767		$98,061	$86,494	$66,119
Involuntary liquidation preference per preferred share(11)	$25,000	$25,000	$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000	$25,000	$25,000		$25,000	$25,000	$25,000

(1)	For the eleven months ended March 31, 2012. The Fund changed its fiscal year-end from April 30 to March 31.

(2)	Computed using average common shares outstanding.

(3)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(4)	Not annualized.

(5)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Interest and fee expense relates to the notes payable, a portion of which was incurred to partially redeem the Fund’s APS (see Note 10), and the reverse repurchase agreements (see Note 11).

(9)

Calculated by subtracting the Fund’s total liabilities (not including the notes payable and preferred shares) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.

(10)

Calculated by subtracting the Fund’s total liabilities (not including the notes payables and preferred shares) from the Fund’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 278%, 360%, 375%, 392%, 346% and 264% at March 31, 2014, 2013 and 2012 and at April 30, 2011, 2010 and 2009, respectively.

(11)	Plus accumulated and unpaid dividends.

44	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Limited Duration Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent it is consistent with its primary objective.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Notes. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned, fixed-rate 30-year mortgage-backed securities as noted below) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Seasoned, fixed-rate 30-year mortgage-backed securities are valued either through the use of the investment adviser’s matrix pricing system or on the basis of prices furnished by a pricing service. The valuation methodologies take into account bond prices, yield differentials, anticipated prepayments and interest rates. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the

45

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Notes to Financial Statements — continued

valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At March 31, 2014, the Fund, for federal income tax purposes, had a capital loss carryforward of $262,998,751 and deferred capital losses of $23,607,237, which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforward will expire on March 31, 2015 ($18,927,766), March 31, 2016 ($42,273,076), March 31, 2017 ($112,795,908), March 31, 2018 ($67,565,640) and March 31, 2019 ($21,436,361) and its character is short-term. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred, and are treated as realized prior the utilization of the capital loss carryforward. Of the deferred capital losses at March 31, 2014, $23,607,237 are long-term.

As of March 31, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At March 31, 2014, the Fund had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

46

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Notes to Financial Statements — continued

I  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Swaptions — A purchased swaption contract grants the Fund, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Fund purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. A written swaption gives the Fund the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Fund writes a swaption, the premium received by the Fund is recorded as a liability and subsequently marked to market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Fund’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.

M  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

N  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. Because the Fund retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. The Fund segregates cash or liquid assets equal to its obligation to repurchase the security during the term of the agreement. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Fund may be delayed or the Fund may incur a loss equal to the amount by which the value of the security transferred by the Fund exceeds the repurchase price payable by the Fund.

O  Stripped Mortgage-Backed Securities — The Fund may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

P  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

47

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Notes to Financial Statements — continued

2  Auction Preferred Shares

The Fund issued Auction Preferred Shares (APS) on July 25, 2003 in a public offering. The underwriting discount and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 150% of the “AA” Financial Composite Commercial Paper Rate on the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

The number of APS issued and outstanding as of March 31, 2014 is as follows:

APS Issued and Outstanding

Series A	2,133
Series B	2,133
Series C	2,133
Series D	2,133
Series E	2,133

The APS are redeemable at the option of the Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the APS as defined in the Fund’s By-Laws and the 1940 Act. The Fund pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3  Distributions to Shareholders

The Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at March 31, 2014, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates, and dividend rate ranges for the year then ended were as follows:

	APS Dividend Rates at March 31, 2014	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)

Series A	0.12%	$64,278	0.12%	0.06–0.32
Series B	0.11	62,180	0.12	0.06–0.23
Series C	0.09	62,877	0.12	0.08–0.23
Series D	0.11	58,527	0.11	0.06–0.32
Series E	0.09	63,462	0.12	0.05–0.32

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Fund’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rate for each series as of March 31, 2014.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

48

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Notes to Financial Statements — continued

Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended March 31, 2014 and March 31, 2013 was as follows:

	Year Ended March 31,
	2014	2013

Distributions declared from:
Ordinary income	$138,821,740	$142,563,678
Tax return of capital	$4,937,999	$3,846,735

During the year ended March 31, 2014, accumulated net realized loss was decreased by $13,173,813, accumulated distributions in excess of net investment income was decreased by $19,134,755 and paid-in capital was decreased by $32,308,568 due to expired capital loss carryforwards and differences between book and tax accounting, primarily for paydown gain (loss), premium amortization, accretion of market discount, mixed straddles, defaulted bond interest, distributions from real estate investment trusts, investments in partnerships and foreign currency gain (loss). These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of March 31, 2014, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Capital loss carryforward and deferred capital losses	$(286,605,988)
Net unrealized appreciation	$73,408,149
Other temporary differences	$(2,319)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, futures contracts, investments in partnerships, defaulted bond interest, accretion of market discount and premium amortization.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average weekly gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. For the year ended March 31, 2014, the Fund’s investment adviser fee amounted to $22,363,473. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Fund, but receives no compensation.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, for the year ended March 31, 2014 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$1,199,229,353	$963,396,617
U.S. Government and Agency Securities	196,844,282	134,576,549

	$1,396,073,635	$1,097,973,166

49

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Notes to Financial Statements — continued

6  Common Shares of Beneficial Interest

Common shares issued by the Fund pursuant to its dividend reinvestment plan for the years ended March 31, 2014 and March 31, 2013 were 39,354 and 163,511, respectively.

On November 11, 2013, the Board of Trustees of the Fund authorized the repurchase by the Fund of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the year ended March 31, 2014.

7  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,066,856,245

Gross unrealized appreciation	$103,853,616
Gross unrealized depreciation	(30,720,908)

Net unrealized appreciation	$73,132,708

8  Restricted Securities

At March 31, 2014, the Fund owned the following securities (representing 0.2% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value

Convertible Bonds
Mood Media Corp.	7/30/12	75,000	$0	$53,925

Total Convertible Bonds			$0	$53,925

Common Stocks
Panolam Holdings Co.	12/30/09	3,677	$2,020,511	$3,583,531

Total Common Stocks			$2,020,511	$3,583,531

Total Restricted Securities			$2,020,511	$3,637,456

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and written swaptions and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written swaptions at March 31, 2014 is included in the Portfolio of Investments.

50

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Notes to Financial Statements — continued

A summary of obligations under these financial instruments at March 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

4/30/14	British Pound Sterling 4,265,229	United States Dollar 7,058,336	HSBC Bank USA	$—	$(50,929)	$(50,929)
4/30/14	Euro 491,458	United States Dollar 671,580	Deutsche Bank	—	(5,436)	(5,436)
4/30/14	Euro 517,500	United States Dollar 716,404	Goldman Sachs International	3,514	—	3,514
4/30/14	Euro 2,718,188	United States Dollar 3,715,028	Goldman Sachs International	—	(29,453)	(29,453)
5/30/14	British Pound Sterling 5,147,117	United States Dollar 8,572,034	Goldman Sachs International	—	(5,260)	(5,260)
5/30/14	Canadian Dollar 3,742,116	United States Dollar 3,349,999	JPMorgan Chase Bank	—	(30,318)	(30,318)
5/30/14	Euro 29,262,664	United States Dollar 40,046,248	Citibank NA	—	(263,228)	(263,228)
6/30/14	British Pound Sterling 5,680,747	United States Dollar 9,434,244	Citibank NA	—	(30,082)	(30,082)
6/30/14	Euro 5,191,129	United States Dollar 7,133,727	HSBC Bank USA	—	(16,954)	(16,954)

				$3,514	$(431,660)	$(428,146)

Futures Contracts
Expiration Month/ Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

6/14	125 U.S. 2-Year Treasury Note	Short	$(27,478,516)	$(27,445,313)	$33,203
6/14	175 U.S. 5-Year Treasury Note	Short	(20,916,602)	(20,816,797)	99,805
6/14	235 U.S. 10-Year Treasury Note	Short	(29,121,640)	(29,022,500)	99,140
6/14	30 U.S. Long Treasury Bond	Short	(3,940,078)	(3,996,562)	(56,484)

					$175,664

51

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Notes to Financial Statements — continued

Written swaptions activity for the year ended March 31, 2014 was as follows:

	Notional Amount (000’s omitted)	Premiums Received

Outstanding, beginning of year	$—	$—
Swaptions written	52,500	2,031,750

Outstanding, end of year	$52,500	$2,031,750

At March 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts and interest rate swaptions to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

The Fund enters into forward foreign currency exchange contracts and written swaptions that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2014 the fair value of derivatives with credit-related contingent features in a net liability position was $1,634,067. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $1,719,225 at March 31, 2014.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Fund is not subject to counterparty credit risk with respect to its written swaptions as the Fund, not the counterparty, is obligated to perform under such derivatives. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

52

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Notes to Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at March 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Foreign Exchange	Forward foreign currency exchange contracts	$3,514	(1)	$(431,660	)(2)
Interest rate	Financial futures contracts	232,148	(3)	(56,484	)(3)
Interest rate	Interest rate swaptions purchased	1,202,407	(4)	—
Interest rate	Interest rate swaptions written	—		(1,202,407	)(5)

Total		$1,438,069		$(1,690,551)

Derivatives not subject to master netting agreements		$232,148		$(56,484)

Total Derivatives subject to master netting agreements		$1,205,921		$(1,634,067)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(3)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(4)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.

(5)	Statement of Assets and Liabilities location: Written swaptions outstanding, at value.

During the current reporting period, the Fund adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for assets and pledged by the Fund for liabilities as of March 31, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Credit Suisse International	$1,202,407	$—	$(1,202,407)	$—	$—
Goldman Sachs International	3,514	(3,514)	—	—	—

	$1,205,921	$(3,514)	$(1,202,407)	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Citibank NA	$(1,495,717)	$—	$—	$1,495,717	$—
Deutsche Bank	(5,436)	—	—	—	(5,436)
Goldman Sachs International	(34,713)	3,514	—	31,199	—
HSBC Bank USA	(67,883)	—	—	20,000	(47,883)
JPMorgan Chase Bank	(30,318)	—	—	—	(30,318)

	$(1,634,067)	$3,514	$—	$1,546,916	$(83,637)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

53

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Notes to Financial Statements — continued

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to reverse repurchase agreements at March 31, 2014 is included at Note 11.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended March 31, 2014 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Foreign Exchange	Forward foreign currency exchange contracts	$(3,740,650)	$(1,646,034)
Interest Rate	Futures contracts	932,118	320,938
Interest Rate	Interest rate swaptions purchased	(504,000)	716,887
Interest Rate	Interest rate swaptions written	—	829,343

Total		$(3,312,532)	$221,134

(1)

Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions, Financial futures contracts and Investment transactions, respectively.

(2)

Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts, Financial futures contracts, Investments and Written swaptions, respectively.

The average notional amounts of forward foreign currency exchange contracts, financial futures contracts and purchased swaptions outstanding during the year ended March 31, 2014, which are indicative of the volume of these derivative types, were approximately $69,104,000, $69,000,000, and $68,654,000, respectively.

10  Revolving Credit and Security Agreement

Effective March 19, 2014, the Fund renewed its Revolving Credit and Security Agreement, as amended (the Agreement) with conduit lenders and a bank to borrow up to a limit of $1 billion ($715,625,000 prior to September 3, 2013). The Agreement provides for a renewable 364-day backstop financing arrangement, which ensures that alternate financing will continue to be available to the Fund should the conduits be unable to place their commercial paper. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, in effect through March 17, 2015, the Fund pays a program fee of 0.80% per annum on its outstanding borrowings to administer the facility and a liquidity fee of 0.15% (0.25% if the Fund’s outstanding borrowings are equal to or less than 50% of the borrowing limit) per annum on the borrowing limit under the Agreement. Program and liquidity fees for the year ended March 31, 2014 totaled $6,719,597 and are included in interest expense and fees on the Statement of Operations. The Fund is required to maintain certain net asset levels during the term of the Agreement. At March 31, 2014, the Fund had borrowings outstanding under the Agreement of $828,200,000 at an interest rate of 0.20%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at March 31, 2014 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 13) at March 31, 2014. For the year ended March 31, 2014, the average borrowings under the Agreement and the average interest rate (excluding fees) were $663,586,301 and 0.22%, respectively.

11  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of March 31, 2014, as reported in the Statement of Assets and Liabilities, were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate	Principal Amount	Principal Amount Including Accrued Interest

Bank of America	3/20/14	4/22/14	0.33%	$69,290,000	$69,297,622
KGS Alpha Capital	3/21/14	4/21/14	0.21	48,430,000	48,433,108

For the year ended March 31, 2014, the average borrowings under reverse repurchase agreements and the average annual interest rate were $111,475,184 and 0.36%, respectively. The reverse repurchase agreements entered into by the Fund are subject to Master Repurchase Agreements (MRA), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or

54

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Notes to Financial Statements — continued

receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. At March 31, 2014, the market value of securities pledged for the benefit of counterparties for reverse repurchase agreements, which exceeded the amount of borrowings by counterparty, was $122,253,703. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at March 31, 2014. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 13) at March 31, 2014.

12  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

13  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

55

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Notes to Financial Statements — continued

At March 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$1,167,186,321	$1,849,714	$1,169,036,035
Corporate Bonds & Notes	—	1,091,336,225	5,674,322	1,097,010,547
Foreign Corporate Bonds	—	1,247,970	—	1,247,970
Foreign Government Securities	—	2,167,760	—	2,167,760
Mortgage Pass-Throughs	—	361,810,910	—	361,810,910
Collateralized Mortgage Obligations	—	189,885,332	—	189,885,332
Commercial Mortgage-Backed Securities	—	179,048,233	—	179,048,233
Asset-Backed Securities	—	22,234,279	—	22,234,279
U.S. Government Agency Obligations	—	22,689,875	—	22,689,875
U.S. Treasury Obligations	—	33,525,400	—	33,525,400
Tax-Exempt Investments	—	189,590	—	189,590
Common Stocks	315,273	529,687	15,255,496	16,100,456
Convertible Bonds	—	—	53,925	53,925
Preferred Stocks	579,350	7,274,599	—	7,853,949
Closed-End Funds	20,045,100	—	—	20,045,100
Warrants	—	218,125	0	218,125
Miscellaneous	—	145,800	—	145,800
Interest Rate Swaptions Purchased	—	1,202,407	—	1,202,407
Short-Term Investments	—	15,523,260	—	15,523,260

Total Investments	$20,939,723	$3,096,215,773	$22,833,457	$3,139,988,953
Forward Foreign Currency Exchange Contracts	$—	$3,514	$—	$3,514
Futures Contracts	232,148	—	—	232,148

Total	$21,171,871	$3,096,219,287	$22,833,457	$3,140,224,615

Liability Description
Interest Rate Swaptions Written	$—	$(1,202,407)	$—	$(1,202,407)
Forward Foreign Currency Exchange Contracts	—	(431,660)	—	(431,660)
Futures Contracts	(56,484)	—	—	(56,484)

Total	$(56,484)	$(1,634,067)	$—	$(1,690,551)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended March 31, 2014 is not presented.

At March 31, 2014, there were no investments transferred between Level 1 and Level 2 during the year then ended.

56

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Eaton Vance Limited Duration Income Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Limited Duration Income Fund (the “Fund”), including the portfolio of investments, as of March 31, 2014, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, the eleven month period ended March 31, 2012, and each of the three years in the period ended April 30, 2011. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of March 31, 2014, by correspondence with the custodian, brokers and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Limited Duration Income Fund as of March 31, 2014, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, the eleven month period ended March 31, 2012, and each of the three years in the period ended April 30, 2011, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 16, 2014

57

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2015 will show the tax status of all distributions paid to your account in calendar year 2014. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund.

Qualified Dividend Income.  For the fiscal year ended March 31, 2014, the Fund designates approximately $695,739, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2014 ordinary income dividends, 0.39% qualifies for the corporate dividends received deduction.

58

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Annual Meeting of Shareholders

The Fund held its Annual Meeting of Shareholders on January 23, 2014. Thomas E. Faust Jr. and Harriett Tee Taggart were elected Class II Trustees of the Fund for a three-year term expiring in 2017. Mr. Park had been nominated for election by the holders of the Fund’s APS. Due to the lack of quorum for APS, the Fund was unable to act on the election of Mr. Park. Accordingly, Mr. Park will remain in office and continue to serve as Trustee of the Fund until his successor is elected and qualified.

Nominee for Trustee Elected by APS Shareholders	Number of Shares
	For	Withheld
William H. Park (Class II)	2,297	366

Nominee for Trustee Elected by All Shareholders	Number of Shares
	For	Withheld
Thomas E. Faust Jr. (Class II)	101,340,581	3,743,376
Harriett Tee Taggart (Class II)	101,161,158	3,922,799

59

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Dividend Reinvestment Plan

The Fund offers a dividend reinvestment plan (Plan) pursuant to which shareholders may elect to have distributions automatically reinvested in common shares (Shares) of the Fund. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by American Stock Transfer & Trust Company (AST) as dividend paying agent. On the distribution payment date, if the NAV per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the NAV per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by AST, the Plan agent (Agent). Distributions subject to income tax (if any) are taxable whether or not Shares are reinvested.

If your Shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that the Fund’s transfer agent re-register your Shares in your name or you will not be able to participate.

The Agent’s service fee for handling distributions will be paid by the Fund. Plan participants will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Agent at the address noted on the following page. If you withdraw, you will receive Shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Agent to sell part or all of his or her Shares and remit the proceeds, the Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your Shares are held in your own name, you may complete the form on the following page and deliver it to the Agent. Any inquiries regarding the Plan can be directed to the Agent at 1-866-439-6787.

60

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Application for Participation in Dividend Reinvestment Plan

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

Please print exact name on account:

Shareholder signature                                                           Date

Shareholder signature                                                           Date

Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Limited Duration Income Fund

c/o American Stock Transfer & Trust Company

P.O. Box 922

Wall Street Station

New York, NY 10269-0560

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of March 31, 2014, Fund records indicate that there are 98 registered shareholders and approximately 85,522 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

NYSE MKT symbol

The NYSE MKT symbol is EVV.

61

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Management and Organization

Fund Management.  The Trustees of Eaton Vance Limited Duration Income Fund (the Fund) are responsible for the overall management and supervision of the Fund’s affairs. The Trustees and officers of the Fund are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Fund, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 182 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee serves for a three year term. Each officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Fund	Term Expiring; Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Class II Trustee	Until 2017. Trustee since 2007.

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 182 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Fund.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Class I Trustee	Until 2016. Trustee since 2011.

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Allen R. Freedman 1940	Class I Trustee	Until 2016. Trustee since 2007.

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(2) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

Valerie A. Mosley(3) 1960	Class I Trustee	Until 2016. Trustee since 2014.

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years. Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park(A) 1947	Class II Trustee	Until 2014(4). Trustee since 2003.

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

62

Eaton Vance

Limited Duration Income Fund

March 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Fund	Term Expiring; Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Class III Trustee	Until 2015. Trustee since 2003.

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Class III Trustee	Until 2015. Trustee since 2008.

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Class II Trustee	Until 2017. Trustee since 2011.

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni(A) 1943	Chairman of the Board and Class III Trustee	Until 2015. Trustee since 2005 and Chairman since 2007.

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Fund	Officer Since(5)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	Since 2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Since 2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise. Each Trustee holds office until the annual meeting for the year in which his or her term expires and until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal.

(2)

During their respective tenures, the Trustees (except for Ms. Mosley) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Equity Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(3)	Effective January 1, 2014, Ms. Mosley was appointed as a Trustee of the Trust.
(4)	Due to a lack of quorum of APS, the Fund was unable to act on election of Mr. Park. Accordingly, Mr. Park will remain in office and continue to serve as Trustee of each Trust.
(5)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

(A)	APS Trustee

63

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  On November 11, 2013, the Fund’s Board of Trustees approved a share repurchase program authorizing the Fund to repurchase up to 10% of its currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

64

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

1856 3.31.14

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a) –(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended March 31, 2013 and March 31, 2014 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	3/31/13	3/31/14
Audit Fees	$101,870	$103,940
Audit-Related Fees(1)	$18,000	$0
Tax Fees(2)	$20,460	$19,730
All Other Fees(3)	$0	$0

Total	$140,330	$123,670

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant’s auction preferred shares.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended March 31, 2013 and March 31, 2014; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	3/31/13	3/31/14
Registrant	$38,460	$19,730
Eaton Vance(1)	$315,149	$394,075

(1)	The Investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. William H. Park (Chair), Scott E. Eston, Ronald A. Pearlman, Helen Frame Peters and Ralph F. Verni are the members of the registrant’s audit committee.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer them back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personnel of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Catherine C. McDermott, Scott H. Page, Eric A. Stein, Payson F. Swaffield, Andrew Szczurowski, Michael W. Weilheimer and other Eaton Vance Management (“EVM”) investment professionals comprise the investment team responsible for the overall management of the Fund’s investments as well as allocations of the Fund’s assets between common and preferred stocks. Ms. McDermott, and Messrs. Page, Stein, Swaffield, Szczurowski and Weilheimer are the portfolio managers responsible for the day-to-day management of specific segments of the Fund’s investment portfolio.

Ms. McDermott has been an EVM portfolio manager since 2008. Mr. Page has been an EVM portfolio manager since 1996 and is Director of EVM’s Bank Loan Investment Group. Mr. Stein has been an EVM portfolio manager since 2012 and is Co-Director of EVM’s Global Income Group. Mr. Swaffield has been an EVM portfolio manager since 1996 and is Chief Income Investment Officer. Mr. Szczurowski has been an EVM portfolio manager since 2011. Mr. Weilheimer has been an EVM portfolio manager since 1996 and is Director of EVM’s High Yield Investments Group. Ms. McDermott and Messrs. Page, Stein, Swaffield, Szczurowski and Weilheimer are Vice Presidents of EVM. This information is provided as of the date of filing of this report.

The following table shows, as of the Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts		Total Assets of All Accounts		Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Catherine C. McDermott
Registered Investment Companies	2		$3,619.3		0	$0

Other Pooled Investment Vehicles	0		$0		0	$0
Other Accounts	0		$0		0	$0

Scott H. Page
Registered Investment Companies	16		$37,737.7		0	$0

Other Pooled Investment Vehicles	8		$9,474.9	(1)	1	$219.4
Other Accounts	2		$1,396.1		0	$0

Eric A. Stein(2)
Registered Investment Companies	13	(3)	$20,331.5		0	$0

Other Pooled Investment Vehicles	3		$456.9		1	$24.7
Other Accounts	0		$0		0	$0

Payson F. Swaffield
Registered Investment Companies	2		$3,619.3		0	$0

Other Pooled Investment Vehicles	0		$0		0	$0
Other Accounts	0		$0		0	$0

Andrew Szczurowski(2)
Registered Investment Companies	3		$5,618.4		0	$0

Other Pooled Investment Vehicles	1		$381.4		0	$0
Other Accounts	0		$0		0	$0

Michael W. Weilheimer
Registered Investment Companies	5		$8,420.8		0	$0

Other Pooled Investment Vehicles	4		$504.9		0	$0

Other Accounts	8		$901.4		0	$0

(1)	Certain of these “Other Pooled Investment Vehicles” invest a substantial portion of their assets either in a registered investment company or in a separate pooled investment vehicle managed by this portfolio manager or another Eaton Vance portfolio manager.
(2)	This portfolio manager serves as portfolio manager of one or more registered investment companies and a pooled investment vehicle that invests or may invest in one or more underlying registered investment companies in the Eaton Vance family of funds. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.
(3)	This portfolio manager provides investment advice with respect to only a portion of the total assets of certain of these accounts. Only the assets allocated to this portfolio manager as of the Fund’s most recent fiscal year end are reflected in the table.

The following table shows the dollar range of Fund shares beneficially owned by each portfolio manager as of the Fund’s most recent fiscal year end.

Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund
Catherine C. McDermott	None
Scott H. Page	$50,001-$100,000
Eric A. Stein	$1 - $10,000
Payson F. Swaffield	$100,001-$500,000
Andrew Szczurowski	None
Michael W. Weilheimer	None

Potential for Conflicts of Interest. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of a Fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between a Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. EVM has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies which govern the investment adviser trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for EVM

Compensation of EVM’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and restricted shares of EVC’s nonvoting common stock. EVM’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to EVM’s employees. Compensation of EVM’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. EVM compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below) In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by EVM’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group or market index. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

EVM seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. EVM participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of EVM and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of EVM’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 9, 2014

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 9, 2014